As filed with the Securities and Exchange Commission on June 14, 2013.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 15	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 18	[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Susan S. Rhee, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Vice President, Chief Legal Officer & Secretary	Suite 3100
1 Corporate Way	Chicago, Illinois 60602-4207
Lansing, Michigan 48951	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Amendment to the Registration Statement.

This Amendment to the Registration Statement on Form N1-A (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended.  This Amendment is being filed to reflect the following changes:

1) Curian/American Funds Global Growth Fund (new Master Feeder Fund);

2) Curian/DoubleLine Total Return Fund (new Investment Sub-Adviser – DoubleLine Capital L.P.);

3) Curian Focused International Equity Fund (new Investment Sub-Adviser – WCM Investment Management);

4) Curian Focused U.S. Equity Fund (new Investment Sub-Advisers – The London Company of Virginia, LLC);

5) Curian/T. Rowe Price Capital Appreciation Fund (new Investment Sub-Adviser – T. Rowe Price Associates, Inc.);

to the Prospectus dated April 29,  2013 for the Curian Variable Series Trust and to the Statement of Additional Information dated April 29, 2013 both of which were filed with the Commission on April 25, 2013, as part of Post-Effective Amendment No. 13 to the Registration Statement and to file exhibits to the Registration Statement.  This Amendment does not otherwise delete, amend or supercede any other prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

The Information In the Prospectus Is Not Complete And May Be Changed. We May Not Sell These Securities Until The Registration Statement Filed With The Securities And Exchange Commission Is Effective. This Prospectus Is Not An Offer To Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where The Offer Or Sale Is Not Permitted.

Supplement Dated September 16, 2013
To The Summary Prospectus Dated April 29, 2013

Supplement Dated September 16, 2013
To The Prospectus Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

Please delete all references to the Curian/UBS Global Long Short Income Opportunities Fund and replace them with Curian/UBS Global Long Short Fixed Income Opportunities Fund.

The following Funds should be added to the list of Funds on the cover page and to the Table of Contents:

Curian/American Funds® Global Growth Fund
Curian/DoubleLine® Total Return Fund
Curian Focused International Equity Fund
Curian Focused U.S. Equity Fund
Curian/T. Rowe Price Capital Appreciation Fund

In the summary prospectus for the Curian Guidance – Interest Rate Opportunities Fund, the Curian Guidance – Multi-Strategy Income Fund, the Curian Guidance – Conservative Fund, the Curian Guidance – Tactical Moderate Growth Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Real Assets Fund, in the section entitled “Principal Investment Strategies,” please add the following asset classes and strategies to the “Asset Classes and Strategies” table:

Fixed Income
Risk Parity

In the summary prospectus for the Curian Guidance – Moderate Fund, the Curian Guidance – Growth Fund, the Curian Guidance – Moderate Growth Fund, and the Curian Guidance – Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following asset classes and strategies to the “Asset Classes and Strategies” table:

Risk Parity
U.S. Equity

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund, the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following asset class and strategy to the “Asset Classes and Strategies” table:

Risk Parity

In the summary prospectus for the Curian Guidance – Fixed Income 100 Fund, in the section entitled “Principal Investment Strategies,” please add the following asset class and strategy to the “Asset Classes and Strategies” table:

Fixed Income

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/American Funds® Global Growth Fund

Investment Objective.  The investment objective of the Curian/American Funds® Global Growth Fund (the “Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.33%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses2	0.26%
Total Annual Fund Operating Expenses	1.84%
Less Waiver/Reimbursement3	(0.65%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.19%

1 The fee table and example reflect the expenses of both the Fund and the Master Fund.

2 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

3 Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.65%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, this fee waiver will continue for at least one year from the date of Prospectus, unless either the Board of Trustees approves a change in or Curian terminates the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$121	$515

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012-12/31/2012	22%

Principal Investment Strategies. The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.  The Master Fund expects to be invested in numerous countries.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers.  Financial statements may not be accurate and may reflect differing approaches, for example, of auditing and reporting standards, foreign and other jurisdictional requirements and affect the ability to identify appropriate investment opportunities.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Master Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
•
Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Master Fund Annual Total Returns as of December 31

Best Quarter (ended 6/30/2009): 22.27%; Worst Quarter (ended 12/31/2008): -20.04%

Master Fund Average Annual Total Returns as of December 31, 2012
	1 year	5 years	10 years
Class 1	22.89%	2.06%	10.52%
MSCI All Country World Index	16.13%	(1.16%)	8.11%

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Currently, Curian Capital provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See page 25 for more information regarding management of the Fund.

Investment Adviser to the Master Fund:
Capital Research and Management Company

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Isabelle de Wismes	September 2013	Senior Vice President, Capital World InvestorsSM (“CWI”) 1
Martin Jacobs	September 2013	Senior Vice President, CWI 1
Jonathan Knowles	September 2013	Senior Vice President, CWI 1
Steven T. Watson	September 2013	Senior Vice President, CWI 1

1  CWI is a division of Capital Research and Management Company.

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

In the summary prospectus section entitled “Summary Overview of Each Fund,” please delete the Curian/AQR Risk Parity Fund disclosure in its entirety and replace it with the following:

Curian/AQR Risk Parity Fund

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Total Annual Fund Operating Expenses	1.33%
Less Waiver/Reimbursement2	(0.20%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.13%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Curian has entered into a contractual agreement with the Fund under which it will waive 0.20% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, and will automatically renew each year unless either the Board of Trustees approves a change in or Curian terminates the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$115	$402

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not completed a fiscal year.

Principal Investment Strategies. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with each asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income securities and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets a balanced risk allocation among each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.

There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures and swaps, bond futures and swaps, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, the “Instruments”) .  The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in Curian/AQR Risk Parity Fund Ltd. (“Subsidiary”), which invests primarily in those futures and swaps (as described more fully below). These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviations of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities (including U.S. Treasury bills), U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into repurchase and reverse repurchase agreements.  Under a repurchase agreement, the Fund buys secrutieis that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund may invest up to 25% of the value of its total assets in the Subsidiary. The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company.  Generally, the Subsidiary invests primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to regulated investment companies (“RICs”).  The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund.  Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Subchapter M”).  The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.  The Subsidiary is advised by Curian Capital and has the same money managers as the Fund.  The Fund’s Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary.  The Subsidiary has entered into a separate investment advisory agreement with Curian Capital for the management of the Subsidiary portfolio pursuant to which Curian Capital has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  (In the descriptions below of risks related to investments in commodities -- except that describing federal income tax risks -- references to the “Fund” include the Subsidiary as well.)

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Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodity-linked derivative instruments constitute qualifying income under Subchapter M, the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.  The Fund has received an opinion of counsel that the income and gain it derives from the Subsidiary should be qualifying income under Subchapter M; an opinion of counsel, however, is not binding on the IRS or the courts.
•
Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments.  A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into futures, forward or swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.
•	Commodity risk – Commodities investments and/or commodity-linked derivative instruments, especially if leveraged, may entail greater volatility from a variety of causes than traditional securities.
•
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Currency risk – The Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
Hedging instruments risk – The Fund, may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the manager’s opinion, it would be advantageous to the Fund. The Fund may also attempt, from time to time, to hedge against market risks by using other derivative investments.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities.  The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment in money market mutual funds risk – The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market mutual fund.

•
Investment in other investment companies risk – As with other investments, investments in other investment companies are subject to market and selection risk.  In addition, if the Fund acquires shares of investment companies, including ones affiliated with the Fund, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies.  To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

•
Investment momentum style risk– Investing in securities with positive momentum entails investing in securities that have had above-average recent returns.  These securities may be more volatile than a broad cross-section of securities.  In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Investment value style risk – Value stocks may not increase in price if other investors fail to recognize a company’s value or the factors that are expected to increase the price of a security do not occur.  In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.   Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Model risk – The Fund bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the Fund achieve its investment objectives, causing the Fund to underperform its benchmark or other funds with a similar investment objective.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation total return and share price of a non-diversified portfolio.

•	Portfolio turnover risk– Active trading may increase transaction costs, which may reduce performance and also may increase realized short-term capital gains and losses.
•
Repurchase agreements, purchase and sale contracts risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.

•
Reverse repurchase agreement risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon price, date, and interest payment.  Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all.  The Fund could lose money if it is unable to recover the securities and the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
•
Short sales risk – A short sale may be effected by selling a security that the fund does not own.  If the price of the security sold short increases, the fund would incur a loss; conversely, if the price declines, the fund will realize a gain.  Although the gain is limited by the price at which the security was sold short, the loss is potentially unlimited.  In addition, short positions typically involve increased liquidity risk and transaction costs, and the risk that the third party to the short sale may fail to honor its contract terms.

•
Sovereign debt risk – These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.  If a governmental entity defaults, it may ask for more time in which to pay or for further loans.  There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•
Subsidiary risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity risk” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the SAI and could affect the Fund.

•
Swaps risk – Swap agreements involve risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

•
Tax risk – In order for the Fund to qualify as a RIC under Subchapter M, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which the Fund may invest is not considered qualifying income.  The Fund will therefore annually restrict its income from commodities and commodity-linked derivative instruments, such as commodity-linked swaps, and other non-qualifying income to a maximum of 10% of its gross income.  The Fund’s investment in the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund should constitute “qualifying income” for purposes of the Fund’s remaining qualified as a RIC. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investments in the Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has less than one full calendar year of performance.  Performance information, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
AQR Capital Management, LLC (“AQR”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
John M. Liew, Ph.D.	March 2012	Founding Principal, AQR
Brian K. Hurst	March 2012	Principal, AQR
Michael Mendelson	March 2012	Principal, AQR
Yao Hua Ooi	March 2012	Principal, AQR

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/DoubleLine® Total Return Fund

Investment Objective.  The investment objective of the Curian/DoubleLine® Total Return Fund (the “Fund”) is to seek to maximize total return.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Total Annual Fund Operating Expenses	0.98%
Less Waiver/Reimbursement2	(0.12%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	0.86%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Curian has entered into a contractual agreement with the Fund under which it will waive 0.12% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, and will automatically renew each year unless either the Board of Trustees approves a change in or Curian terminates the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$88	$300

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds. Bonds includes debt securities and other fixed income instruments issued by governmental or private-sector entities. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal circumstances, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed its target.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Asset-based securities risk – Asset-based securities are fixed income securities whose value is related to the market price of a certain natural resources, such as precious metals, as well as, other assets, such as credit card receivables.  Although the market price of these securities is expected to follow the market price of the related assets, there may not be perfect correlation.  There are special risks associated with certain types of assets that will also affect the value of asset-based securities related to those assets.  For example, precious metal prices historically have been very volatile, which may adversely affect the financial condition of companies involved with precious metals.  The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals.  Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.
•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Collateralized debt obligations risk – Collateralized debt obligations are subject to credit, interest rate, valuation, prepayment and extension risks.  These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

•
Counterparty and settlement risk - Trading options, futures contracts and other derivative financial instruments, as well as certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Credit risk – The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation.  Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.  These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment.  The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•
Interest rate risk – When interest rates increase, fixed income securities generally will decline in value. Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of equity investments, such as utilities and real estate securities, may be sensitive to interest rate changes.

•
Investment strategy risk – The Sub-Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Sub-Adviser in using these investment strategies may not produce the returns expected by the Sub-Adviser, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage. The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•
Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at advantageous times or prices.  Illiquid securities may also be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mortgage-related and other asset-backed risk – Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates and exhibit additional volatility.  When interest rates decline, borrowers may pay off their mortgages sooner than expected, which can reduce the returns.

•
Prepayment risk – During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that the Fund may have to reinvest the proceeds in an investment that may have lower yields than the yield on the prepaid debt security.

•
Real estate investment risk – An investment in the Fund may be closely linked to the performance of the real estate markets and share prices may rise and fall more than the value of shares of a fund invested in a broader range of companies.

•
Securities or sector risk – Investment in securities held by the Fund could underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

•
TIPS and inflation-linked bonds risk – The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation.  Therefore, if inflation were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities.  In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities.

•
U.S. Government securities risk – Obligations issued by agencies and instrumentalities of the U.S. Government vary in the level of support they receive from the U.S. Government.  They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer’s obligations; or (iv) supported only by the credit of the issuer.  The maximum potential liability of the issuers of some U.S. Government Securities may greatly exceed their current resources, or their legal right to support from the U.S. Treasury.

•
Volatility risk – The Fund may have investments that appreciate or depreciate significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant appreciations or depreciations in value over short periods of time.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
DoubleLine Capital LP (“DoubleLine”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Jeffrey E. Gundlach	September 2013	Chief Executive Officer, DoubleLine
Philip A. Barach	September 2013	President, DoubleLine

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian Focused International Equity Fund

Investment Objective.  The investment objective of the Curian Focused International Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in companies located outside of the United States.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Total Annual Fund Operating Expenses	1.28%
Less Waiver/Reimbursement2	(0.02%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.26%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Curian has entered into a contractual agreement with the Fund under which it will waive 0.02% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, and will automatically renew each year unless either the Board of Trustees approves a change in or Curian terminates the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$128	$404

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, the Fund’s sub-adviser (the “Sub-Adviser”), uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk.

Although the Fund may invest in any size companies, it will generally invest in large, established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will reduce position size in the portfolio as deemed necessary to adhere to portfolio construction guidelines regarding maximum individual holding size, industry/sector weight, as well as other relevant factors.  When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size.  The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are:  that a company’s competitive advantage is deteriorating or no longer expanding; that there are more attractive names in an essentially similar industry; that a company’s leadership is not performing as expected; that a company’s culture is challenged; that valuation is deemed excessive; and/or that there is material geopolitical or currency risk.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Country/Regional risk – There is a risk that world events, such as political upheaval, financial troubles, or natural disasters, will adversely affect the value of securities issued by companies in foreign countries or regions. This risk is especially high in emerging markets.

•
Currency risk – The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•
Depositary receipts risk – Depositary receipts, such as ADRs, GDRs and EDRs, may be issued in sponsored or un-sponsored programs.  In a sponsored program, a security issuer has made arrangements to have its securities traded in the form of depositary receipts.  In an un-sponsored program, the issuer may not be directly involved in the creation of the program.  The issuers of un-sponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts involve many of the same risks as direct investments in foreign securities, these risks include: fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors.  With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability.

•
Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Fund will also be subject to the risk of negative foreign currency rate fluctuations.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•	Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
WCM Investment Management (“WCM”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	President, Co-CEO and Portfolio Manager, WCM
Peter J. Hunkel	September 2013	Portfolio Manager and Business Analyst, WCM
Michael B. Trigg	September 2013	Portfolio Manager and Business Analyst ,WCM
Kurt R. Winrich, CFA	September 2013	Chairman, Co-CEO and Portfolio Manager, WCM

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian Focused U.S. Equity Fund

Investment Objective.  The investment objective of the Curian Focused U.S. Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in common stock of companies located in the United States.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Total Annual Fund Operating Expenses	1.18%
Less Waiver/Reimbursement2	(0.11%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.07%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Curian has entered into a contractual agreement with the Fund under which it will waive 0.11% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, and will automatically renew each year unless either the Board of Trustees approves a change in or Curian terminates the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$109	$364

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. listed companies.  The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.  The Fund’s sub-adviser, The London Company of Virginia, LLC (the “Sub-Adviser”), invests for the long-term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund’s Sub-Adviser emphasizes investments in profitable, financially stable, core companies that are run by shareholder-oriented management, and trade at valuations the Sub-Adviser believes are reasonable.  The Sub-Adviser seeks companies with high return on capital, consistent free cash flow generation, predictability and stability.

The Sub-Adviser utilizes a bottom-up approach in the security selection process by screening its investable universe against an internally developed quantitative model, scoring companies along several dimensions, including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Adviser seeks companies that are trading at 30-40% discount to intrinsic value and looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Adviser seeks to identify the sources of a company's competitive advantage as well as management’s ability to increase shareholder value.  Securities are ultimately added to the Fund’s portfolio when the Sub-Adviser determines that the risk/reward profile of the security has made it attractive to warrant purchase.

The Sub-Adviser generally sells a security when it becomes overvalued and has reached the Sub-Adviser’s price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Company risk – Investments in U.S. and/or foreign traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial conditions.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Focus risk – To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Non-diversification risk – The Fund is considered non-diversified.  As such, the Fund may invest in a limited number of issuers. With a smaller number of different issuers, there is more risk than holding a larger number of issuers, since changes in the financial condition or market status of a single issuer may cause greater fluctuation of total return and share price of a non-diversified portfolio.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
The London Company of Virginia, LLC (“The London Company”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Stephen M. Goddard, CFA	September 2013	Founder, Managing Principal, Chief Investment Officer, Lead Portfolio Manager, The London Company
Jonathan T. Moody, CFA	September 2013	Principal, Portfolio Manager, The London Company
J. Brian Campbell, CFA	September 2013	Portfolio Manager, The London Company
Mark E. DeVaul, CFA, CPA	September 2013	Portfolio Manager, The London Company

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

The following Fund should be added to the summary prospectus "Summary Overview of Each Fund":

Curian/T. Rowe Price Capital Appreciation Fund

Investment Objective.  The investment objective of the Curian/T. Rowe Price Capital Appreciation Fund (the “Fund”) is to seek long-term capital appreciation.

Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses1	0.23%
Total Annual Fund Operating Expenses	1.18%
Less Waiver/Reimbursement2	(0.13%)
Total Net Annual Fund Operating Expenses After Waiver/Reimbursement	1.05%

1 “Other Expenses” include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC (“Curian Capital” or the “Adviser”) and are based on estimated amounts for the initial fiscal year.

2 Curian has entered into a contractual agreement with the Fund under which it will waive 0.13% of its Management Fees.  This fee waiver will continue for at least one year from the date of this Prospectus, and will automatically renew each year unless either the Board of Trustees approves a change in or Curian terminates the waiver.

Expense Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.  The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years
$107	$362

Portfolio Turnover (% of average value of portfolio).  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its net assets in the common stocks of established U.S. companies that T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) believes have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Sub-Adviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but  the Sub-Advisers believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest. The Fund may not invest more than 25% of its net assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. The Fund may also, to a limited extent, invest in options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.

•
Bonds risk – Rising interest rates will generally cause the prices of bonds and other debt securities to fall.  In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.  Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities.  Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

•
Convertible securities risk – Convertible securities have investment characteristics of both equity and debt securities.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The value of the convertible and debt securities may fall when interest rates rise.  Securities with longer durations tend to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.  Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive than a fixed rate corporate bond.

•	Corporate loan risk – Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (“LIBOR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

•
Derivatives risk – Investing in derivative instruments, such as, swaps, options, futures contracts, forward currency contracts, indexed securities and asset-backed securities, to be announced (TBAs) securities, interest rate swaps, credit default swaps, and certain exchange-traded funds, involves risks, including liquidity, interest rate, market, counterparty, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. These instruments are subject to transaction costs and certain risks, such as unanticipated changes in securities prices and global currency investment. The Fund could experience losses if its derivative holdings were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market.

•
Equity securities risk –Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities.  The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

•
Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

•
Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

•
Forward and futures contract risk – The successful use of forward and futures contracts draws upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations.  The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

•
High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations.

•	Illiquid securities risk – If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.
•
Investment style risk – Value stocks may not increase in price if other investors fail to recognize a company’s growth, value or the factors that are expected to increase the price of a security do not occur. In the past, over the long-term, the growth and value stock categories have had similar returns; however, each category sometimes outperforms the other for long periods of time.

•
Leverage risk – Reverse repurchase agreements, loans of portfolio securities, dollar rolls, buy backs, futures, forwards, and the use of when-issued, delayed delivery or forward commitment transactions, and other derivatives, may give rise to a form of leverage.  The effect of using leverage is to amplify the Fund’s gains and losses in comparison to the amount of the Fund’s assets (that is, assets other than borrowed assets) at risk, thus causing the Fund to be more volatile.

•	Managed portfolio risk – As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.

•
Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

•
Mid-capitalization investing risk – The prices of securities of mid-capitalization companies tend to fluctuate more widely and erratically than those of larger, more established companies.  Mid-capitalization companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.  Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

•
Options risk – Writing call options can reduce the risk of owning equity securities, but it limits the opportunity to profit from an increase in the market value of stocks.  Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s options strategies, and for these and other reasons the Fund’s options strategies may not reduce the Fund’s volatility to the extent desired.

•
Small-capitalization investing risk – Investing in smaller, newer companies generally involves greater risks than investing in larger, more established ones.  Small cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

Performance.  Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

Portfolio Management.

Investment Adviser:
Curian Capital, LLC

Sub-Adviser:
T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
David R. Giroux, CFA	September 2013	Chairman of Investment Advisory Committee, T. Rowe Price

Purchase and Sale of Fund Shares
Only separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) may purchase shares of the Fund.  You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account of Jackson or Jackson NY, or through a Jackson or Jackson NY fund that invests in this Fund and directly through a qualified or non-qualified plan.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account, registered investment company or plan through which you invest indirectly.

This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable insurance contracts and retirement plans.

Tax Information
Because the Fund’s shareholders are the separate accounts, registered investment companies, and qualified and non-qualified plans of Jackson or Jackson NY, the tax treatment of dividends and distributions will depend on the tax status of Jackson or Jackson NY, the investment companies, and the qualified and non-qualified plans.  Accordingly, no discussion is included about the Federal personal income tax consequences to you, the contract owner or plan participant.  For this information, you should consult the prospectus of the appropriate separate account or description of the plan and read the discussion of the Federal income tax consequences to variable insurance contract owners and plan participants.

Payments to Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Interest Rate Opportunities Fund, the Curian Guidance – Multi-Strategy Income Fund, the Curian Guidance – Institutional Alt 65 Fund, and the Curian Guidance – Real Assets Fund, in the section entitled “Principal Investment Strategies,” please add the following line items to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity
Curian/DoubleLine Total Return Fund	Fixed Income

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Conservative Fund, in the section entitled “Principal Investment Strategies,” please add the following line items to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity
Curian/BlackRock Global Long Short Credit Fund	Global Long/Short Credit
Curian/DoubleLine Total Return Fund	Fixed Income
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	Global Macro
Curian Long Short Credit Fund	Global Long/Short Credit
Curian/T. Rowe Price Capital Appreciation Fund	Global Tactical Asset Allocation
Curian/UBS Global Long Short Fixed Income Opportunities Fund	Global Long/Short Credit

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Moderate Fund, the Curian Guidance – Growth Fund, and the Curian Guidance – Moderate Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following line items to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/American Funds Global Growth Fund	International Equity
Curian/AQR Risk Parity Fund	Risk Parity
Curian/DoubleLine Total Return Fund	Fixed Income
Curian Focused International Equity Fund	International Equity
Curian Focused U.S. Equity Fund	U.S. Equity
Curian/T. Rowe Price Capital Appreciation Fund	Global Tactical Asset Allocation

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following line items to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/American Funds Global Growth Fund	International Equity
Curian/AQR Risk Parity Fund	Risk Parity
Curian Focused International Equity Fund	International Equity
Curian Focused U.S. Equity Fund	U.S. Equity
Curian/T. Rowe Price Capital Appreciation Fund	Global Tactical Asset Allocation

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Tactical Moderate Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following line items to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity
Curian/DoubleLine Total Return Fund	Fixed Income
Curian/T. Rowe Price Capital Appreciation Fund	Global Tactical Asset Allocation

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Tactical Maximum Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following line items to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity
Curian/T. Rowe Price Capital Appreciation Fund	Global Tactical Asset Allocation

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Institutional Alt 100 Conservative Fund, the Curian Guidance – Institutional Alt 100 Moderate Fund, and the Curian Guidance – Institutional Alt 100 Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following line item to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/AQR Risk Parity Fund	Risk Parity

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – International Opportunities Conservative Fund, the Curian Guidance – International Opportunities Moderate Fund, and the Curian Guidance – International Opportunities Growth Fund, in the section entitled “Principal Investment Strategies,” please add the following line item to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian Focused International Equity Fund	International Equity

In the prospectus section entitled “Additional Information About Each Fund” for the Curian Guidance – Fixed Income 100 Fund, in the section entitled “Principal Investment Strategies,” please add the following line item to the table entitled “Underlying Funds and Asset Classes,” sub-section “Curian Variable Series Trust:”

Underlying Fund	Asset Class
Curian/DoubleLine Total Return Fund	Fixed Income

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/American Funds® Global Growth Fund

Investment Objective.  The investment objective of the Curian/American Funds® Global Growth Fund (the “Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.  The Master Fund expects to be invested in numerous countries.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Accounting risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Growth investing risk
•	Managed portfolio risk
•	Market risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Counterparty and settlement risk
•	Derivatives risk
•	Leverage risk
•	Liquidity risk
•	Portfolio turnover risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as, the risk and restrictions that may apply to them.

MANAGEMENT

Investment Adviser to the Master Fund

The investment adviser to the Master Fund is Capital Research and Management Company (“CRMC”), an experienced investment management organization founded in 1931.  CRMC is a wholly-owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine Center Drive, Irvine, California 92618.  CRMC manages the investment portfolio and business affairs of the Master Fund.

The Master Fund relies on the professional judgment of its investment adviser, CRMC, to make decisions about the Master Fund’s portfolio investments.  The basic investment philosophy of CRMC is to seek to invest in attractively priced securities that, in its opinion, represent above-average long-term investment opportunities.  CRMC believes that an important way to accomplish this is through fundamental analysis, including meeting with company executives and employees, suppliers, customers and competitors.  Securities may be sold when CRMC believes that they no longer represent relatively attractive investment opportunities.

CRMC manages equity assets through three equity investment divisions and fixed income assets through its fixed income division. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions on an independent basis.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of CRMC. In that event, CRMC would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, CRMC could incorporate its fixed income division in the future and engage it to provide day-to-day investment management of fixed income assets. CRMC and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows CRMC to use, upon approval of the funds’ boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. The Series’ shareholders approved this arrangement; however, there is no assurance that CRMC will incorporate its investment divisions or exercise any authority under the exemptive order.

In addition, shareholders approved a proposal to reorganize the series into a Delaware statutory trust.  The reorganization may be completed in 2013 or 2014; however, the series reserves the right to delay the implementation.

The Master Fund’s annual management fee for the year ended December 31, 2012, expressed as a percentage of the Master Fund’s average daily net assets and not taking into account any applicable waivers, is as follows:

Master Fund
Management Fee	0.53%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.56%

Expenses.  The Total Annual Operating Expenses in the fee table above do not reflect any of the Master Fund’s waivers.  Information regarding the effect of any waiver on total annual operating expenses can be found in the Financial Highlights table in the Master Fund’s prospectus and in the Master Fund’s annual report which is available upon request.  Fees and expenses at the Master Fund level are included in the chart above. Fees and expenses at the Feeder Fund level, net of any waiver/reimbursement, are as follows: Management/Administrative Fee: 0.15%; 12b-1 Fee: 0.25%; Other Expenses: 0.23%; Total Annual Fund Operating Expenses: 0.63%.

Investment Manager to the Fund

Because the Fund invests its assets in the Master Fund, investment advisory services are currently provided at the Master Fund level by CRMC.  Pursuant to its investment advisory and management agreement with the Trust, Curian Capital, LLC (“Curian Capital”), located at 7601 Technology Way, Denver, Colorado 80237, will provide those services for the Fund that are normally provided by a fund’s investment adviser with the exception of portfolio management.

The Fund does not pay Curian Capital for portfolio management services because the Fund’s assets are invested in the Master Fund’s portfolio.  Under the master-feeder structure, however, the Fund may withdraw its entire investment from the Master Fund if the Board determines that it is in the best interests of the Fund and its shareholders to do so.  At the time of such withdrawal, the Board would have to consider what action might be taken, including:  (1) investing all of the assets of the Fund in another pooled investment entity (i.e., another master fund); (2) electing to have Curian Capital manage the Fund either directly or with a sub-adviser; or (3) taking any other appropriate action.  The Trust has entered into an investment advisory and management agreement with Curian Capital pursuant to which Curian Capital will provide the services set forth below so long as the Fund is a “feeder fund” investing into the Master Fund and provides that Curian Capital may provide portfolio management for the Fund if the Fund ceases to operate as a “feeder fund.”

Curian Capital will provide master-feeder operational support services to the Fund under its investment advisory and management agreement with the Trust so long as the Fund is part of a master-feeder fund structure.  Such services will include, but are not limited to: (1) monitoring the ongoing investment performance of the Master Fund; (2) monitoring the Fund’s other service providers; (3) facilitating the distribution of Master Fund shareholder materials to Fund shareholders; and (4) providing such other services as are necessary or appropriate to the efficient operation of the Fund with respect to its investment in the Master Fund.

Under the Trust’s investment advisory and management agreement with Curian Capital, if the Fund ceased to operate as part of a master-feeder fund structure, Curian Capital, upon the approval of the Board, may provide the Fund with investment advisory services, including portfolio management, either directly or with a sub-adviser.  For these services, Curian Capital would be entitled to receive a fee of 0.85% of the Fund’s average daily net assets, accrued daily and paid monthly.  Currently, Curian Capital is waiving 0.65% of this advisory fee for the Fund because it is not providing portfolio management services to the Fund.
A discussion of the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders dated June 30, 2013.

Curian Capital was registered as an investment adviser with the U.S. Securities and Exchange Commission (“SEC”) in 2002.  As of June 30, 2013, Curian Capital had approximately $[     ] billion of assets under management.

Curian Capital has received an exemptive order from the SEC that permits Curian Capital, subject to certain conditions, to enter into agreements relating to the Trust with unaffiliated sub-advisers approved by the Board without obtaining shareholder approval.  Thus, in the event that the Fund is no longer part of a master-feeder structure, the exemptive order permits Curian Capital, subject to the approval of the Board but without shareholder approval, to employ unaffiliated sub-advisers for the Fund, change the terms of particular agreements with unaffiliated sub-advisers or continue the employment of existing unaffiliated sub-advisers after events that would otherwise cause an automatic termination of a sub-advisory agreement.  Shareholders will be notified of any affiliated or unaffiliated sub-adviser hirings or changes.  Shareholders of the Fund have the right to terminate an agreement with an affiliated or unaffiliated sub-adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund.

Curian Capital currently is waiving a portion of its advisory fee for the Fund because it is not providing portfolio management services to the Fund.  If the Fund were to withdraw its entire investment from the Master Fund, upon Board approval, Curian Capital would provide portfolio management services to the Fund, the current fee waiver would terminate and Curian Capital would receive its full contractual advisory fee for the Fund, effectively maintaining the total advisory fee payable by the Fund, subject to any voluntary or contractual fee waivers and/or expense reimbursements agreed to between Curian Capital and the Trust at that time.

Portfolio Management of the Master Fund

CRMC uses a system of multiple portfolio counselors in managing mutual fund assets.  Under this approach, the portfolio of the Master Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.  In addition to the portfolio counselors below, CRMC’s investment analysts may make investment decisions with respect to a portion of a Master Fund’s portfolio.  Investment decisions are subject to the Master Fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of CRMC and its investment divisions.  CRMC manages equity through two investment divisions, CWI and CRGI.  The Master Fund counselors primarily responsible for the day-to-day management of the Master Fund’s portfolio are listed below:

•	Isabelle de Wismes is a Senior Vice President of CWI and has been an investment professional for 29 years in total; 20 years with CRMC or its affiliates.

•	Martin Jacobs is a Senior Vice President of CWI and has been an investment professional for 25 years, 12 years with CRMC or its affiliates.

•	Jonathan Knowles is a Senior Vice President of CWI and has been an investment professional for 21 years, all with CRMC or its affiliates.

•	Steve T. Watson is a Senior Vice President of CWI and has been an investment professional for 26 years in total; 23 years with CRMC or its affiliates.

The SAI of the Master Fund, available upon request, provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Master Fund.

In the prospectus section entitled “Additional Information About Each Fund,” please delete the Curian/AQR Risk Parity Fund disclosure in its entirety and replace it with the following:

Curian/AQR Risk Parity Fund

Investment Objective.  The investment objective of the Curian/AQR Risk Parity Fund (the “Fund”) is to seek total return (consisting of capital appreciation and income).

Principal Investment Strategies.  The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, developed and emerging market currencies, and commodities).  The Fund intends to gain exposure to these asset classes by investing in a portfolio of Instruments (as defined below).  The Fund will generally have some level of investment in the majority of asset classes and Instruments, but there is no stated limit on the percentage of assets the Fund can invest in a particular Instrument or the percentage of assets the Fund will allocate to any one asset class, and at times the Fund may focus on a small number of Instruments or asset classes.  The allocation among the different asset classes is based on AQR Capital Management, LLC’s, the Fund’s sub-adviser (the “Sub-Adviser”), assessment of the risk associated with the asset class, the investment opportunity presented by each asset class, as well as the Sub-Adviser’s assessment of prevailing market conditions within the asset classes in the United States and abroad.

In allocating assets among asset classes, the Sub-Adviser follows a “risk parity” approach.  The “risk parity” approach to asset allocation seeks to balance the allocation of risk across asset classes (as measured by forecasted volatility, estimated potential loss, and other proprietary measures) when building the portfolio.  This means that lower risk asset classes (such as global fixed income and inflation-linked government bonds) will generally have higher notional allocations than higher risk asset classes (such as global developed and emerging market equities).  A “neutral” asset allocation targets a balanced risk allocation among each of the three following major risk sources:  equity risk, fixed income risk, and inflation risk.  There can be no assurance that employing a “risk parity” approach will achieve any particular level or return or will, in fact, reduce volatility or potential loss.

Generally, the Fund gains exposure to asset classes by investing in many different types of instruments, including, but not limited to:  equity securities (such as common stock, preferred stock, and convertible securities); equity futures, equity swaps, currency forwards, commodity futures and swaps, bond futures and swaps, interest rate swaps, and inflation swaps; government bonds, including inflation protected government bonds (such as Treasury Inflation Protected Securities); cash and cash equivalents, including but not limited to money market fund shares (collectively, “Instruments”). The Fund will seek to gain exposure to commodity futures and swaps primarily by investing in the Subsidiary, which invests primarily in those futures and swaps (as described more fully below).  These Instruments may be used for investment or speculative purposes, hedging or as a substitute for investing in conventional securities.  There is no maximum or minimum exposure to any one Instrument or any one asset class.  The Fund may also invest in exchange-traded funds or exchange traded notes through which the Fund can participate in the performance of one or more Instruments.  The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.

The Fund is actively managed and the Sub-Adviser will vary the Fund’s exposure to the asset classes based on the Sub-Adviser’s evaluation of investment opportunities within and across the asset classes.  The Sub-Adviser will use proprietary volatility forecasting and portfolio construction methodologies to manage the Fund.  Shifts in allocations among asset classes or Instruments will be determined using models based on the Sub-Adviser’s general value and momentum investment philosophy.  Value strategies favor securities that appear undervalued based on fundamental measures, often the result of distress or being out of favor among investors.  Momentum strategies favor securities with strong short-term performance.

The Sub-Adviser believes that using both value and momentum strategies in selecting investments is a powerful and effective approach because the two strategies are usually negatively correlated.  As a result, when the two strategies are used together by the Sub-Adviser in making investment selections, the investments chosen by the Sub-Adviser tend to be either cheap assets or assets that are coming into favor with investors.  Assets that score well by taking into account both factors will generally have the highest weightings.  The combination of the two strategies is designed to produce a Fund portfolio that seeks to preserve the positive expected return of each strategy while having achieved the added benefit of significantly lower volatility than would otherwise be achieved by using either strategy alone.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed.  This flexibility allows the Sub-Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets, that it believes will enhance the Fund’s ability to meet its objective.  The Fund may have exposure to fixed income securities of U.S. and non-U.S. issuers of any credit quality, including securities that are unrated or are rated in the lowest credit rating categories.  The Fund may have exposure to equity securities of companies of any market capitalization.  There is no percentage limit on the Fund’s exposure to below investment-grade fixed income securities including emerging market fixed income securities or to small less-liquid equity securities.  The Fund may have exposure in long and short positions across all of the asset classes, however, short positions will generally only be taken to hedge other investments made by the Fund.  The Sub-Adviser does not anticipate that the Fund will be net short of any particular market.  When taking a “short” position, the Fund may sell an instrument that it does not own and would then borrow to meet its settlement obligations.  The Fund may also take “short” positions in futures, forwards, or swaps.  A “short” position will benefit from a decrease in price of the underlying instrument and lose value if the price of the underlying instrument and increases.

The Fund bears the risk that the proprietary quantitative models used by the Sub-Adviser will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity, or financial instrument at a pre-determined price in the future.  The Fund’s use of future contracts, forward contracts, swaps, and certain other Instruments will have the economic effect of financial leverage.  Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund does not use Instruments that have a leveraging effect.  Leveraging tends to magnify, sometimes significantly, the effect of any increase or decrease in the Fund’s exposure to an asset class and may cause the Fund’s net asset value (“NAV”) to be volatile.  For example, if the Sub-Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the class and that Instrument increases in value, the gain to the Fund will be magnified.  A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations, to meet redemption requests, or to meet asset segregation requirements when it may not be advantageous to do so.  There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Sub-Adviser expects the Fund’s NAV over short-term periods to be volatile because of the significant use of Instruments that have a leveraging effect.  Volatility is a statistical measurement of the dispersion of return of a security or fund or index, as measured by the annualized standard deviation of its returns.  Higher volatility generally indicates higher risk.  The Fund’s returns are expected to be volatile; however, the Sub-Adviser, on average, will target an annualized volatility level for the Fund of 10%.  The Sub-Adviser expects that the Fund’s targeted annualized forecasted volatility will typically range between 7% and 13%; however, the actual or realized volatility level for longer or shorter periods may be materially higher or lower depending on market conditions.  Actual or realized volatility can and will differ from the forecasted or target volatility described above.

As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at a time.  The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its exposures.

When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300%).  The Sub-Adviser utilizes portfolio optimization techniques to determine the frequency of trading, taking into account the transaction costs associated with trading each Instrument.  A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund, and may have adverse tax consequences.  The Fund employs sophisticated proprietary trading techniques in an effort to mitigate trading costs and execution impact on the Fund.

A significant portion of the assets of the Fund may be invested directly or indirectly in money market instruments, which may include, but are not limited to, U.S. Government securities, U.S. Government agency securities, short-term fixed income securities, overnight and/or fixed term repurchase agreements, money market mutual fund shares, and cash and cash equivalents with one year or less term to maturity.  These cash or cash equivalent holdings serve as collateral for the positions the Fund takes and also earn income for the Fund.  The Fund may also enter into repurchase and reverse repurchase agreements.  Under a repurchase agreeement, the Fund buys securities that the seller has agreed to buy back at a specified time and at a set price. Under a reverse repurchase agreement, the Fund sells securities to another party and agrees to repurchase them at a particular date and price.  While the Fund normally does not engage in borrowing, leverage may be created when the Fund enters into reverse repurchase agreements, engages in futures transactions, or uses certain other derivative instruments.

The Fund may invest up to 25% of the value of its total assets in the Curian/AQR Risk Parity Fund Ltd. (“Subsidiary”). The Subsidiary is a wholly owned and controlled subsidiary of the Fund, organized under the laws of the Cayman Islands as an exempted company. Generally, the Subsidiary will invest primarily in commodity futures and swaps, but it may also invest in financial futures, option and swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. The Fund invests in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax law, rules and regulations that apply to RICs. The Subsidiary is subject to the same general investment policies and restrictions as the Fund, except that, unlike the Fund, the Subsidiary is able to invest without limitation in those futures and swaps subject to the same 1940 Act asset coverage requirements that are applicable to the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under Subchapter M. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors. The Subsidiary is advised by Curian Capital and has the same money managers as the Fund. The Fund’s Chief Financial Officer and Chief Legal Officer serve as directors of the Subsidiary. The Subsidiary has entered into a separate investment advisory agreement with Curian Capital for the management of the Subsidiary portfolio pursuant to which Curian Capital has agreed to receive an advisory fee for services to the Subsidiary calculated in the same manner as the advisory fee the Fund pays. See section entitled “Advisory Fee” in the Prospectus.

The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its net assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a “diversified” fund.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Commodities regulatory and tax risk
•	Commodity-linked derivatives risk
•	Commodity risk
•	Counterparty and settlement risk
•	Credit risk
•	Currency risk
•	Derivatives risk
•	Emerging markets risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	Hedging instruments risk
•	Interest rate risk
•	Investment in money market mutual funds risk
•	Investment in other investment companies risk
•	Investment momentum style risk
•	Investment strategy risk
•	Investment value style risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Model risk
•	Non-diversification risk
•	Portfolio turnover risk
•	Repurchase agreements, purchase and sale contracts risk
•	Reverse repurchase agreement risk
•	Short sales risk
•	Sovereign debt risk
•	Subsidiary risk
•	Swaps risk
•	Tax risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is AQR Capital Management, LLC (“AQR”), located at Two Greenwich Plaza, 4th Floor, Greenwich, Connecticut 06830.  AQR is a Delaware limited liability company formed in 1998.  AQR provides discretionary investment management services to registered investment companies, collective investment vehicles, private investment partnerships, foreign investment companies and separately managed accounts.  AQR focuses on providing quantitative investment analysis, which relies on its proprietary models, utilizing a set of valuation, momentum, and other factors, to generate views on securities and apply them in a disciplined and systematic process.  As of June 30, 2013, AQR and its affiliates had approximately $[     ] billion under management.

The Fund is managed by a team of investment professionals.  The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. John M. Liew, Ph.D., Brian K. Hurst, Michael Mendelson, and Yao Hua Ooi.  Information regarding the portfolio managers of the Fund is set forth below.

John M. Liew, Ph.D., M.B.A., is a Founding Principal of the Sub-Adviser. Dr. Liew co-founded the Sub-Adviser in 1998 and heads its Global Asset Allocation team, overseeing the research, portfolio management and trading associated with that strategy. Dr. Liew earned a B.A. in economics, an M.B.A. and a Ph.D. in finance from the University of Chicago.

Brian K. Hurst is a Principal of the Sub-Adviser. Mr. Hurst joined the Sub-Adviser in 1998 and heads its Global Trading Strategies group, overseeing trading and serving as a portfolio manager for risk parity, managed futures and commodities strategies. Mr. Hurst earned a B.S. in economics at the Wharton School at the University of Pennsylvania.

Michael A. Mendelson, M.B.A., S.M., is a Principal of the Sub-Adviser. Mr. Mendelson joined the Sub-Adviser in July 2005 and is portfolio manager of its risk parity strategies. He earned an S.M. in chemical engineering, an S.B. in chemical engineering, an S.B. in mathematics and an S.B. in management from M.I.T., along with an M.B.A. from the University of California at Los Angeles.

Yao Hua Ooi is a Principal of the Sub-Adviser. Mr. Ooi joined the Sub-Adviser in 2004 and focuses on research and portfolio management of macro-related strategies. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements is available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2012.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/DoubleLine® Total Return Fund

Investment Objective.  The investment objective of the Curian/DoubleLine® Total Return Fund (the “Fund”) is to seek to maximize total return.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds. Bonds includes debt securities and other fixed income instruments issued by governmental or private-sector entities. The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”) to be of comparable quality.

The Fund may invest in bonds of any credit quality, including those that are at the time of investment unrated or rated BB+ or lower by S&P or Ba1 or lower by Moody’s or the equivalent by any other nationally recognized statistical rating organization. Bonds rated below investment grade, or unrated securities that are determined by the Sub-Adviser to be of comparable quality, are high yield, high risk bonds, commonly known as junk bonds. The Fund may invest up to 33⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe. The Fund may invest a portion of its net assets in inverse floater securities and interest-only and principal-only securities.

In managing the Fund’s investments, under normal circumstances, the Sub-Adviser intends to seek to construct an investment portfolio with a weighted average effective duration of no less than one year and no more than eight years. Duration is a measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security’s price to changes in interest rates. Effective duration is a measure of the Fund’s portfolio duration adjusted for the anticipated effect of interest rate changes on bond and mortgage pre-payment rates. The effective duration of the Fund’s investment portfolio may vary materially from its target, from time to time, and there is no assurance that the effective duration of the Fund’s investment portfolio will not exceed its target.

Portfolio securities may be sold at any time. Sales may occur when the Sub-Adviser determines to take advantage of what the Sub-Adviser considers to be a better investment opportunity, when the Sub-Adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, when the Sub-Adviser perceives deterioration in the credit fundamentals of the issuer, or when the Sub-Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Asset-based securities risk
•	Bonds risk
•	Collateralized debt obligations risk
•	Counterparty and settlement risk
•	Credit risk
•	Derivatives risk
•	Financial services risk
•	Foreign regulatory risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Interest rate risk
•	Investment strategy risk
•	Leverage risk
•	Liquidity risk
•	Managed portfolio risk
•	Market risk
•	Mortgage-related and other asset-backed risk
•	Prepayment risk
•	Real estate investment risk
•	Securities and sector risk
•	TIPS and inflation-linked bonds risk
•	U.S. Government securities risk
•	Volatility risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks include:

•	Sector risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is DoubleLine Capital LP (“DoubleLine”), located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. DoubleLine is an independent, employee-owned money management firm, founded in 2009.  DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of June 30, 2013, DoubleLine had approximately $[      ] million in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Jeffrey E. Gundlach and Philip A. Barach. Information regarding the portfolio managers of the Fund is set forth below.

Jeffrey E. Gundlach is the founder, Chief Executive Officer, and Chief Investment Officer of DoubleLine. Mr. Gundlach has been Chief Executive Officer of DoubleLine since its inception. Prior to joining DoubleLine in 2009, Mr. Gundlach was Chief Investment Office and head of fixed income activities of TCW Mortgage Group.   Mr. Gundlach has a PhD in Mathematics from Yale University and a B.A. in Mathematics and Philosophy from Dartmouth College.

Philip A. Barach is Co-Founder and President of DoubleLine.  Prior to joining DoubleLine in 2009, Mr. Barach was a Co-Founder and Group Managing Director of TCW Mortgage Group for 23 years. Mr. Barach also previously served as Senior Vice President of Chief Investments for Sun Life Company in Los Angeles and Principal Fixed Income Officer for the California Public Employees’ Retirement System (“CalPERS”). Mr. Barach has a MBA in Finance and a B.A. in International Relations from the Hebrew University of Jerusalem.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”
A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements will be available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian Focused International Equity Fund

Investment Objective.  The investment objective of the Curian Focused International Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in companies located outside the United States.

Principal Investment Strategies.  The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets.

The Fund’s investments in depositary receipts may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

WCM Investment Management, the Fund’s sub-adviser (the “Sub-Adviser”) uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. The Sub-Adviser’s investment process focuses on seeking industry leading companies that the Sub-Adviser believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Sub-Adviser also considers other factors in selecting securities, including political risk, monetary policy risk, and regulatory risk in selecting securities.

Although the Fund may invest in any size companies, it will generally invest in large established multinational companies. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. From time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions.

The Sub-Adviser will reduce position size in the portfolio as deemed necessary to adhere to portfolio construction guidelines regarding maximum individual holding size, industry/sector weight, as well as other relevant factors.  When performing a fundamental analysis, the Sub-Adviser views valuation as the most significant factor in managing position size.  The key factors that the Sub-Adviser considers when determining whether to sell out of a position completely are:  that a company’s competitive advantage is deteriorating or no longer expanding; that there are more attractive names in an essentially similar industry; that a company’s leadership is not performing as expected; that a company’s culture is challenged; that valuation is deemed excessive; and/or that there is material geopolitical or currency risk.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Country/Regional risk
•	Currency risk
•	Depositary receipts risk
•	Emerging markets risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Liquidity risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is WCM Investment Management (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651.  WCM is an independent, employee-owned money management firm, founded in 1976.  WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of June 30, 2013, WCM had approximately $[     ] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich.  Information regarding the portfolio managers of the Fund is set forth below.

Paul R. Black is President, Co-CEO and Portfolio Manager.  Mr. Black joined WCM in 1989 and has served as WCM’s President, Co-CEO and Portfolio Manager since December 2004. Mr. Black is a member of WCM’s Investment Strategy Group (“ISG”) and his primary responsibilities include portfolio management and equity research.

Peter J. Hunkel is Portfolio Manager and Business Analyst.  Mr. Hunkel has been a portfolio manager of the focused international growth strategy since December 2004. Mr. Hunkel is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research. Prior to joining WCM, Mr. Hunkel served as Chief Operating Officer and Senior Portfolio Manager at Centurion Alliance from 2000 to June 2007.

Michael B. Trigg is Portfolio Manager and Business Analyst. Mr. Trigg has served as a Portfolio Manager and Business Analyst for the WCM since March 2006. Mr. Trigg is a member of the firm’s ISG and his primary responsibilities include portfolio management and equity research.

Kurt R. Winrich, CFA, is Chairman, Co-CEO and Portfolio Manager.  Mr. Winrich joined WCM in 1984 and has served as WCM’s Chairman, Co-CEO and Portfolio Manager since December 2004. Mr. Winrich is a member firm’s ISG and his primary responsibilities include portfolio management and equity research.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements will be available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian Focused U.S. Equity Fund

Investment Objective.  The investment objective of the Curian Focused U.S. Equity Fund (the “Fund”) is to seek long-term capital appreciation by investing primarily in common stock of companies located in the United States.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. listed companies.  The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.  The Fund’s sub-adviser, The London Company of Virginia, LLC (the “Sub-Adviser”), invests for the long-term and attempts to minimize turnover in an effort to reduce transaction costs and taxes.

The Fund’s Sub-Adviser emphasizes investments in profitable, financially stable, core companies that are run by shareholder-oriented management, and trade at valuations that the Sub-Adviser believes are reasonable.  The Sub-Adviser seeks companies with high return on capital, consistent free cash flow generation, predictability and stability.

The Sub-Adviser utilizes a bottom-up approach in the security selection process by screening its investable universe against an internally developed quantitative model, scoring companies along several dimensions including return on capital, earnings to enterprise value ratio, and free cash flow yield. The Sub-Adviser seeks companies that are trading at 30-40% discount to intrinsic value and looks at a company's corporate governance structure and management incentives to try to ascertain whether management's interests are aligned with shareholders' interests. The Sub-Adviser seeks to identify the sources of a company's competitive advantage as well as management’s ability to increase shareholder value.  Securities are ultimately added to the Fund when the Sub-Adviser determines that the risk/reward profile of the security has made it attractive to warrant purchase.

The Sub-Adviser generally sells a security when it becomes overvalued and has reached the Sub-Adviser’s price target, when the security's fundamentals deteriorate, to adjust overall portfolio risk, when there is significant trading activity by insiders, or when there is a more promising alternative.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may invest more of its assets in fewer issuers than “diversified” mutual funds.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Company risk
•	Equity securities risk
•	Focus risk
•	Foreign regulatory risk
•	Investment style risk
•	Managed portfolio risk
•	Market risk
•	Non-diversification risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Convertible securities risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is The London Company of Virginia, LLC (“The London Company”), located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226.  The London Company is a registered investment adviser and was founded by Stephen M. Goddard as the dedicated equity advisor to First Colony Corporation, a publicly traded Life Insurance Company.  Today, the Richmond, Virginia based company provides large cap, income equity, small cap, small-mid cap, concentrated all cap and mid cap equity portfolio management services to a diverse mix of corporations, trusts, foundations, endowments, pensions, banks, individuals, and mutual fund accounts.  As of June 30, 2013, The London Company had approximately $[      ] billion in assets under management.

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Stephen M. Goddard, CFA, Jonathan T. Moody, CFA, J. Brian Campbell, CFA, and Mark E. DeVaul, CFA, CPA. Information regarding the portfolio managers of the Fund is set forth below.

Stephen M. Goddard, CFA, is Founder, Managing Principal, Chief Investment Officer, Lead Portfolio Manager of The London Company.  Mr. Goddard has over 25 years of investment experience, beginning his career as an analyst in 1985 for Scott & Stringfellow, followed by Senior Portfolio Management positions at CFB Advisory in 1988 and Flippin, Bruce & Porter in 1990. Mr. Goddard is a chartered financial analyst, member of the Richmond Society of Financial Analysts, and a former Board member of the Virginia Asset Management Investment Corporation.  Mr. Goddard earned his B.A. in Economics from Virginia Military Institute and a MBA from the University of Richmond.

Mr. Moody is a principal, portfolio manager, and a member of the firm’s investment committee. Prior to joining the London Company in 2002, Mr. Moody founded Primary Research Group. Mr. Moody started his career at Woodward and Associates in 1986, followed by analyst/portfolio manager positions at Piedmont Capital and Crestar Asset Management. Mr. Moody also worked at BB&T Capital

Markets from 1999 to 2001. Mr. Moody performed graduate studies in Biomedical Engineering at the University of North Carolina at Chapel Hill and received a B.S. in Electrical Engineering from the Virginia Military Institute.

J. Brian Campbell, CFA, is a portfolio manager and a member of the firm’s investment committee.  Prior to joining The London Company in 2010, Mr. Campbell spent the previous six years as a portfolio manager and the Director of Research at Hilliard Lyons Capital Management.  Mr. Campbell received a B.A. in Finance from the University of Kentucky and a MBA from the Kelley School of Business at Indiana University.  Mr. Campbell is a CFA charterholder and a member of the CFA Virginia.

Mark E. DeVaul, CFA, CPA, is a portfolio manager and a member of the firm’s investment committee.  Prior to joining The London Company in 2011, Mr. DeVaul spent four years as an equity research analyst with First Union Securities and Salomon Smith Barney, followed by over eight years with Nuveen Investments.  Mr. DeVaul has a MBA from the University of Notre Dame and a B.S. in Accounting from Liberty University. Mr. DeVaul is a CFA charterholder and member of the CFA Virginia.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory and sub-advisory agreements will be available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

The following Fund should be added to the prospectus section entitled "Additional Information About Each Fund":

Curian/T. Rowe Price Capital Appreciation Fund

Investment Objective.  The investment objective of the Curian/T. Rowe Price Capital Appreciation Fund (the “Fund”) is to seek long-term capital appreciation.

Principal Investment Strategies. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its net assets in the common stocks of established U.S. companies that T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) believes have above-average potential for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders), and foreign securities, in keeping with the Fund’s objective. The Fund may invest up to 25% of its net assets in foreign securities.

The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Sub-Adviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the Fund may invest. Because the Sub-Adviser attempts to prevent losses as well as achieve gains, the Sub-Adviser typically uses a value approach in selecting investments. The Sub-Adviser’s research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but  the Sub-Advisers believes have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies we find particularly attractive.

The Sub-Adviser seeks to reduce risk and to maximize gains and may seek to realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund invested in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserves may reflect the Sub-Adviser’s ability to find companies that meet its valuation criteria rather than its market outlook.

The Fund may purchase bonds, convertible securities and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations, and there are no limits on the maturities or credit ratings of the debt instruments in which the Fund may invest, except that the Fund may not invest more than 25% of its net assets in below investment-grade debt securities (“junk bonds”) and bank loans combined. The Fund may also, to a limited extent, invest in options, primarily in an effort to protect against downside risk or to generate additional income.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.  The following descriptions of the principal risks does not provide any assurance either of the Fund’s investment in any particular type of security, or assurance of the Fund’s success in its investment selections, techniques and risk assessments.  As a managed portfolio the Fund may not achieve its investment objective for a variety of reasons including changes in the financial condition of issuers (due to such factors as management performance, reduced demand or overall market changes), fluctuations in the financial markets, declines in overall securities prices, or the Sub-Adviser’s investment techniques otherwise failing to achieve the Fund’s investment objective.  A variety of specific factors may influence its investment performance, such as the following:

•	Bonds risk
•	Convertible securities risk
•	Corporate loan risk
•	Derivatives risk
•	Equity securities risk
•	Foreign regulatory risk
•	Foreign securities risk
•	Forward and futures contract risk
•	High-yield bonds, lower-rated bonds, and unrated securities risk
•	Illiquid securities risk
•	Investment style risk
•	Leverage risk
•	Managed portfolio risk
•	Market risk
•	Mid-capitalization investing risk
•	Options risk
•	Small-capitalization investing risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.  There may be other risks that are not listed herein that could cause the value of your investment in the Fund to decline and that could prevent the Fund from achieving its stated investment objective.  This Prospectus does not describe all of the risks of every technique, investment strategy or temporary defensive position that the Fund may use.  For additional information regarding the risks of investing in the Fund, please refer to the SAI.

Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks).  There may be additional risks that may affect the Fund’s ability to achieve its stated investment objective.  Those additional risks are:

•	Hedging instruments risk
•	Temporary defensive positions and large cash positions risk

Please see the “Glossary of Risks” section, which is set forth before the “Management of the Trust” section, for a description of these risks.

The SAI has more information about the Fund’s authorized investments and strategies, as well as the risk and restrictions that may apply to them.

The Sub-Adviser and Portfolio Management.  The Sub-Adviser to the Fund is T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe Price was founded in 1937.  T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services. As of June 30, 2013, T. Rowe Price had approximately $[     ] billion in assets under management.

The portfolio manager of the Sub-Adviser responsible for the oversight of the Fund is Mr. David R. Giroux.  Information regarding the portfolio manager of the Fund is set forth below.

David R. Giroux, CFA, is a vice president of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. Mr. Giroux is a portfolio manager and is president and chairman of the Investment Advisory Committee. Mr. Giroux joined the firm in 1998 and, until 2006, had analytical responsibility for the firm’s investments in the industrials and automotive sectors. As an analyst, Mr. Giroux covered the automotive sector.  Mr. Giroux has a B.A. in Finance and Political Economy Hillsdale College. Mr. Giroux is also a chartered financial analyst.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

For information on regulatory and litigation matters, please see the section entitled “More About the Funds.”

A discussion of the basis for the Board of Trustees’ approval of the investment advisory sub-advisory agreements will be available in the Trust’s Semi-Annual Report to shareholders dated June 30, 2013.

In the section entitled “More About the Funds,” sub-section entitled “Benchmarks,” please delete the line item for the Curian/AQR Risk Parity Fund in its entirety and replace it with the following:

Name	Primary Benchmark	Secondary Benchmark(s)
Curian/AQR Risk Parity Fund	BofA Merrill Lynch U.S. Treasury Bill 3 Month Index (TR)	MSCI All Country World Index (NR USD) / Barclays Capital Global Aggregate Hedged Index (60/40)

In the section entitled “More About the Funds,” sub-section entitled “Benchmarks,” please add the following rows to the table:

Name	Primary Benchmark	Secondary Benchmark(s)
Curian/American Funds Global Growth Fund	MSCI All Country World Index (NR USD)	Not Applicable
Curian/DoubleLine Total Return Fund	Barclays U.S. Aggregate Bond Index (TR USD)	Not Applicable
Curian Focused International Equity Fund	MSCI EAFE Index (NR USD)	Not Applicable
Curian Focused U.S. Equity Fund	S&P 1500 Index (TR)	Not Applicable
Curian/T. Rowe Price Capital Appreciation Fund	S&P 500 (TR)	S&P 500 (TR)/ Barclays U.S. Aggregate Bond Index (TR USD) (60/40)

Please delete the following risks included in the section entitled “Glossary of Risks” in their entirety and replace them with the following:

Commodities regulatory and tax risk – Commodity-related companies are subject to significant federal, state and local government regulation in virtually every aspect of their operations, including how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for the products and services they provide. The U.S. Commodity Futures Trading Commission (the “CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the retroactive implementation of speculative position limits or higher margin requirements, the establishment of daily limits and the suspension of trading. Any of these actions, if taken, could adversely affect the returns of the Fund by limiting or precluding investment decisions the Fund might otherwise make. In addition, various national governments have expressed concern regarding the derivatives markets and the need to regulate such markets. Stricter laws, regulations or enforcement policies could be enacted in the future which would likely increase compliance costs and may adversely affect the operations and financial performance of commodity-related companies. The effect of any future regulatory change on the Fund is impossible to predict, but could be substantial and adverse to the Fund. Also, future regulatory developments may impact the Fund’s ability to invest in commodity-linked derivatives.

The tax treatment of derivative instruments, including commodity-linked derivative instruments, may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund’s taxable income or gains and distributions.  Although the Internal Revenue Service (“IRS”) previously issued numerous private letter rulings that income and gain generated by investments in commodity-linked notes and income generated by investments in wholly owned foreign subsidiaries (“controlled foreign corporations”) that invest in commodities and commodity-linked derivative instruments constitute “qualifying income” under Subchapter M of Chapter 1 of Subtitle A of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”) (“Subchapter M”), the IRS suspended the issuance of these rulings in 2011.  If the IRS changes the position it took in those rulings and publishes an adverse determination relating to the treatment of such income and gain, the Fund would likely need to significantly change its investment strategy.

Each Fund that has a wholly owned subsidiary, organized under the laws of the Cayman Islands, that invests in commodities and related instruments has received an opinion of counsel that the income and gain the Fund derives from the subsidiary should be qualifying income under Subchapter M.  An opinion of counsel, however, is not binding on the IRS or the courts.

Commodity-linked derivatives risk – The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index.  Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed income securities. Therefore, at maturity, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments that are more or less than the stated coupon interest payments.

In connection with the Fund’s investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which the Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

Real estate investment risk – Real estate is also affected by general economic conditions and legal, cultural or technological developments. When growth is slowing, demand for property decreases and prices may decline.  Real estate company share prices may drop because of the failure of borrowers to pay their loans and poor management.  Many real estate companies, including real estate investment trusts (“REITs”), utilize leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates.  Financial covenants related to real estate company leveraging may affect the company’s ability to operate effectively. A real estate company may become liable for removal or other costs related to environmental contamination.  Real estate companies tend to be small to medium-sized companies and share prices can be more volatile than, and perform differently from, larger company shares.   The Fund could hold real estate directly if a company defaults on its debt securities.  Direct ownership in real estate present additional risks, including liquidity risks, declines in value of the properties, risks from general and local economic conditions, changes in the climate for real estate, increases in taxes, expenses and costs, changes in laws, casualty and condemnation losses, rent control limitations, increases in interest rates, and the risk of generating too much income that would not be qualifying income under Subchapter M.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks.  Investment in REITs may be affected by the management skill of the persons managing the REIT and are often not diversified.  Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.  REITs are also subject to heavy cash flow dependency and to defaults by borrowers or lessees.  In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the 1940 Act.  Certain REITs provide for a specified term of existence in their trust documents.  Such REITs run the risk of liquidating at an economically disadvantageous time.  The Fund will bear a proportional share of the REITs’ expenses.

Subsidiary risk (for Curian/AQR Risk Parity Fund only) – Each such Fund is the sole owner of a Cayman Islands entity (each, a “Subsidiary”).  Each Fund invests directly in its Subsidiary.  By investing in its Subsidiary, a Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodities and commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by its parent Fund and are subject to the same risks that apply to similar investments held directly by the Fund (see “Commodity-linked derivatives risk,” “Commodity-linked notes risk,” “Commodities regulatory and tax risk [except the part thereof relating to federal income tax risks],” and “Commodity Risk” above). There can be no assurance that the investment objective of any Subsidiary will be achieved. Each Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. However, each Fund wholly owns and controls its Subsidiary, and each Fund and its Subsidiary are both managed by the Fund’s Adviser and Sub-Adviser, making it unlikely that a Subsidiary will take action contrary to the interests of its parent Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or its Subsidiary to operate as described in this Prospectus and the Statement of Additional Information (“SAI”) and could affect the Fund.

Tax risk – The IRS has issued a ruling that causes certain income from commodity-linked swaps, such as a swap to gain exposure to the DJ-UBS Index, to not be considered qualifying income for purposes of the Fund’s being taxed as a regulated investment company under Subchapter M (“RIC”).  Any income derived from direct investments in such commodity-linked swaps  commodities, certain other commodity-linked derivatives, and other non-qualifying income must be limited each taxable year to a maximum of 10% of the Fund’s gross income. Failure to qualify as a RIC would subject the Fund to federal income tax on its taxable income at regular corporate rates (without regard to the dividends-paid deduction for distributions to shareholders. When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits, subject to the maximum rates on “qualified dividend income” of individuals and certain other non-corporate shareholders.  The Fund’s failure to qualify as a RIC would subject Fund shareholders to the risk of diminished returns.

Tax risk (for Curian/AQR Risk Parity Fund only) – In order for a Fund to qualify as a RIC, it must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI.  Income from commodities and certain commodity-linked derivative instruments in which a Fund may invest is not considered qualifying income.  A Fund will therefore annually restrict its income from commodities, commodity-linked derivative instruments, such as commodity-linked swaps, and other investments that do not generate qualifying income to a maximum of 10%  of its gross income.

A Fund’s investment in its Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M.  The annual net income, if any, realized by a Subsidiary and imputed for income tax purposes to its parent Fund should constitute qualifying income for purposes of the Fund’s remaining qualified as a RIC.  The tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in its Subsidiary may be adversely affected by future legislation, Treasury regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of a Fund’s taxable income or gains and of distributions made by a Fund.

Please add the following risks to the section entitled “Glossary of Risks”:

Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses, for example sub-prime loans; and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

Securities or sector risk – Investment in securities held by the Fund could underperform other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment.

In the section entitled "Management of the Trust," sub-section entitled “Advisory Fee,” please add the following Funds to the table:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Net Assets of each Fund)
Curian/American Funds Global Growth Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian/DoubleLine Total Return Fund	$0 to $1 billion Over $1 billion	0.50% 0.45%
Curian Focused International Equity Fund	$0 to $1 billion Over $1 billion	0.80% 0.75%
Curian Focused U.S. Equity Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%
Curian/T. Rowe Price Capital Appreciation Fund	$0 to $1 billion Over $1 billion	0.70% 0.65%

In the section entitled "Management of the Trust," sub-section entitled “Advisory Fee,” please delete the paragraph following the chart and replace in its entirety with the following:

The following terms apply in connection with the Adviser’s contractual obligation to waive fees for the Funds in the following chart.  There can be no assurance that the Adviser will continue to waive any of these fees following the period ending one year from the effective date of the registration statement of the Trust.

Fund	Fee Waiver
Curian Guidance – Interest Rate Opportunities Fund	0.05%*
Curian Guidance – Multi-Strategy Income Fund	0.05%*
Curian Guidance – Equity Income Fund	0.05%*
Curian Guidance – Conservative Fund	0.05%*
Curian Guidance – Moderate Fund	0.05%*
Curian Guidance – Growth Fund	0.05%*
Curian Guidance – Moderate Growth Fund	0.05%*
Curian Guidance – Maximum Growth Fund	0.05%*
Curian Guidance – Tactical Moderate Growth Fund	0.05%*
Curian Guidance – Tactical Maximum Growth Fund	0.05%*
Curian Guidance – Institutional Alt 65 Fund	0.05%*
Curian Guidance – Institutional Alt 100 Conservative Fund	0.05%*
Curian Guidance – Institutional Alt 100 Moderate Fund	0.05%*
Curian Guidance – Institutional Alt 100 Growth Fund	0.05%*
Curian Guidance – International Opportunities Conservative Fund	0.05%*
Curian Guidance – International Opportunities Moderate Fund	0.05%*
Curian Guidance – International Opportunities Growth Fund	0.05%*
Curian Guidance – Equity 100 Fund	0.05%*
Curian Guidance – Fixed Income 100 Fund	0.05%*
Curian Guidance – Real Assets Fund	0.05%*
Curian Tactical Advantage 35 Fund	0.30%
Curian Tactical Advantage 60 Fund	0.30%
Curian Tactical Advantage 75 Fund	0.30%
Curian Dynamic Risk Advantage – Diversified Fund	0.07%
Curian Dynamic Risk Advantage Growth Fund	0.07%
Curian Dynamic Risk Advantage – Income Fund	0.35%
Curian/American Funds Global Growth Fund	0.65%
Curian/American Funds Growth Fund	0.50%
Curian/AQR Risk Parity Fund	0.20%
Curian/DoubleLine Total Return Fund	0.12%
Curian Focused International Equity Fund	0.02%
Curian Focused U.S. Equity Fund	0.11%
Curian/T. Rowe Price Capital Appreciation Fund	0.13%
*  The management fee waiver applies to total net assets greater than $1 billion.

In the section entitled "Financial Highlights", add the paragraph below and the Financial Highlights:

Performance for the Curian/American Funds Global Growth Fund, Curian/DoubleLine Total Return Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund and Curian/T. Rowe Price Capital Appreciation Fund has not been included because the Funds have not completed a fiscal year.

(To be used with: ____________)

CMV__________ 09/13

The Information In the Statement of Additional Information Is Not Complete And May Be Changed.
We May Not Sell These Securities Until The Registration Statement Filed With The Securities And
Exchange Commission Is Effective. This Statement of Additional Information Is Not An Offer To
Sell These Securities And Is Not Soliciting An Offer To Buy These Securities In Any State Where
The Offer Or Sale Is Not Permitted.

Supplement Dated September 16, 2013
To The Statement of Additional Information
Dated April 29, 2013

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 16, 2013, unless otherwise noted below.

On pages 4-5, please add the following paragraph to the end of the section entitled “Bank Loans, Term Loans, Fixed and Floating Rate Loans, and Participations and Assignments”:

The Curian/T. Rowe Price Capital Appreciation Fund may also invest in Loans through the T. Rowe Price Institutional Floating Rate Fund.

On page 8, please delete section entitled “Commodities, Commodities Futures, and Commodity-Linked Notes” in its entirety and replace it with the following:

Commodities, Commodities Futures, and Commodity-Linked Notes.  Certain of the Funds may invest directly in commodities, such as gold or silver.  Certain of the Funds may invest in commodity futures, which are futures agreements on certain commodities or on a commodities index.  Certain of the Funds may also invest in swaps on commodity futures, and/or commodity-linked notes.  Like any other investment, commodities are subject to risk of loss, and the prices and values of commodities move with market and economic conditions.

Besides investment risk, investments in commodities and commodities futures are limited by their tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).  For example, neither the direct purchase or sale of commodities nor the purchase or sale of commodity futures contracts generate “qualifying income” for a regulated investment company under Section 851(b)(2) of the Code.  However, the Internal Revenue Service has held that certain commodity-linked notes could generate regulated investment companies qualifying income.

A commodity-linked note requires an initial investment by the Fund and provides a return based on a formula referenced to a commodity index or specific commodity.  The Funds will typically invest in commodity-linked notes referenced to a particular commodity index.  At maturity, the issuer repays the initial investment to the Fund, plus a return, if any, based on the percentage change increase or decrease (sometimes magnified by a "leverage factor”) of the referenced index or commodity during the investment's term.  Typically, the issuer is also required to repay or retire the instrument before maturity if the index or commodity declines by a certain amount.  For example, a 15% decline in the referenced commodities index would trigger repayment.  Although these features may moderate a Fund’s exposure to the relevant commodity index or commodity, they do not prevent the Fund from loss if the referenced commodities index or commodity underperforms.  A Fund may lose money investing in commodity-linked notes.

The Curian/AQR Risk Parity Fund, the Curian Dynamic Risk Advantage – Diversified Fund, and the Curian Dynamic Risk Advantage – Growth Fund may invest in commodity-linked notes, swaps on commodity futures, and other commodity derivatives.

The Curian/AQR Risk Parity Fund will seek to gain exposure to the commodity market primarily through investments in a wholly owned subsidiary of the Curian/AQR Risk Parity Fund, organized under the laws of the Cayman Islands (the “Subsidiary”). The Curian/AQR Risk Parity Fund may invest up to 25% of its net assets in the Subsidiary

1

On page 19, please add the following paragraph to the end of the section entitled “Investment Companies”:

The Curian/T. Rowe Price Capital Appreciation Fund may also invest in shares of the T. Rowe Price Institutional Floating Rate Fund (“TRP Floating Rate Fund”), consistent with the Fund’s investment objective and policies.  The TRP Floating Rate Fund is a series of TRP Institutional Income Funds, Inc., registered as an investment company under the 1940 Act.  The investment objective of the TRP Floating Rate Fund is high current income and secondarily, capital appreciation.  The TRP Floating Rate Fund invests at least 80% of its net assets in floating rate loans and other floating rate debt instruments.  In order to prevent paying duplicate management fees to T. Rowe Price Associates, Inc., the value of shares of the TRP Floating Rate Fund held in the Fund’s portfolio will be excluded from the Fund’s total assets in calculating the sub-advisory fees payable to T. Rowe Price.

On page 20, please add the following:

Investment in Wholly-Owned Subsidiary. The Curian/AQR Risk Parity Fund will invest up to 25% of its net assets in their wholly-owned and controlled Subsidiary which is expected to invest primarily in commodity swaps and futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the

Subsidiary’s derivative positions. As a result, the Curian/AQR Risk Parity Fund may be considered to be investing indirectly in these investments through its Subsidiary.

The Subsidiary will not be registered under the 1940 Act but will be subject to certain of the investor protections of that Act.  The Curian/AQR Risk Parity Fund, as sole shareholder of its Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, since the Curian/AQR Risk Parity Fund wholly-own and control its Subsidiary, and the Curian/AQR Risk Parity Fund and its Subsidiary is managed by a sub-adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund’s Trustees have oversight responsibility for the investment activities of the Fund, including its investments in its Subsidiary, and the Fund’s role as sole shareholder of its Subsidiary. Also, in managing its Subsidiary’s portfolio, the Fund’s Sub-Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund.

Changes in the laws of the United States and/or the Cayman Islands, under which the Curian/AQR Risk Parity Fund and its Subsidiary, are organized, could result in the inability of the Fund or its Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.  For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that each Subsidiary must pay Cayman Islands taxes, the Curian/AQR Risk Parity Fund shareholders would likely suffer decreased investment returns.

On page 48, please delete paragraph (1) in its entirety and replace it with the following:

(1)           Each Fund, except the Curian Guidance – Interest Rate Opportunities Fund, Curian Guidance – Multi-Strategy Income Fund, Curian Guidance – Equity Income Fund, Curian Guidance – Conservative Fund, Curian Guidance – Moderate Fund, Curian Guidance – Growth Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Conservative Fund, Curian Guidance – Institutional Alt 100 Moderate Fund, Curian Guidance – Institutional Alt 100 Growth Fund, Curian Guidance – International Opportunities Conservative Fund, Curian Guidance – International Opportunities Moderate Fund, Curian Guidance – International Opportunities Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Real Assets Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/Aberdeen Latin America Fund, Curian/AQR Risk Parity Fund, Curian/Baring International Fixed Income Fund, Curian/Eaton Vance Global Macro Absolute Return Advantage Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Frontier Markets Fund, Curian/Neuberger Berman Currency Fund, Curian/PineBridge Merger Arbitrage Fund, and Curian/Van Eck International Gold Fund, shall be a “diversified company,” as such term is defined under the 1940 Act.

On page 48, please delete paragraph (2) in its entirety and replace it with the following:

(2)           No Fund (except the Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund, Curian/Franklin Templeton Natural Resources Fund and Curian/Urdang International REIT Fund) may invest more than 25% of the value of their respective assets in any particular industry (other than U.S. government securities and/or foreign sovereign debt securities).  In addition, the Curian/Van Eck International Gold Fund may invest more than the 25% of the value of its total assets in the gold-mining industry (other than U.S. government securities and securities issued by its agencies and instrumentalities and securities issued by its agencies and instrumentalities and/or foreign sovereign debt securities).

2

On pages 49-54, please add the following to the section entitled “Operating Policies”:

For the Curian/DoubleLine Total Return Fund:

(a)	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in bonds.

(b)
The Fund intends to invest more than 50% of its net assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at time of investment Aa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or AA- or higher by Standard & Poor’s Rating Service (“S&P”) or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by DoubleLine Capital LP, the Fund’s sub-adviser (the “Sub-Adviser”), to be of comparable quality.

(c)	The Fund may invest up to 33 ⅓% of its net assets in junk bonds, bank loans and assignments and credit default swaps of companies in the high yield universe.

For the Curian Focused International Equity Fund:

(a)
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 75% of its net assets in equity securities of non-U.S. domiciled companies or depositary receipts of non-U.S. domiciled companies.

(b)
The Fund’s investments in equity securities may include common stocks, preferred stocks and warrants. The Fund invests primarily in equity securities or depositary receipts of non-U.S. domiciled companies located in developed countries, but may also invest in emerging markets.

For the Curian Focused U.S. Equity Fund:

(a)	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of U.S. listed companies.

(b)	The Fund may invest in companies of any market capitalization and will typically hold a limited number of names in the portfolio.

For the Curian/T. Rowe Price Capital Appreciation Fund:

(a)
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 50% of its net assets in the common stocks of established U.S. companies that T. Rowe Price Associates, Inc., the Fund’s sub-adviser (“Sub-Adviser”) believes have above-average potential for capital growth.

(b)	The Fund may invest up to 25% of its net assets in foreign securities.

(c)
The Fund’s investments in common stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when the Sub-Adviser buys them are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term but not necessarily over the long term.

(d)	The Fund may not invest more than 25% of its net assets in below investment-grade debt securities (“junk bonds”) and bank loans.

3

On page 58, please delete the third paragraph of the section entitled “Trustees and Officers of the Trust” in its entirety and replace it with the following:

For purposes of this section, the term “Fund Complex” includes each of the following investment companies:  Curian Variable Series Trust (55 portfolios) and Curian Series Trust (3 portfolios).  The term “Fund Complex” does not include other funds that are a part of the same group of investment companies, including funds sponsored by Jackson.

On pages 58-59, in the section entitled “Trustees and Officers of the Trust,” please delete the number 53 in the third column entitled Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer” and replace it with 58.

On pages 60-61, in the section entitled “Trustees and Officers of the Trust,” please add the following:

Name, Address and (Age)	Position(s) Held with Trust (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Trustee or Officer
Officers
Angela Burke (30) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (06/2013 to present)	Not Applicable
Principal Occupation(s) During Past 5 Years:
Attorney of Jackson National Asset Management, LLC (“JNAM”) (04/2013 to present); Senior Analyst - Tax of JNAM (01/2011 to 04/2013);
Senior Consultant of Deloitte Tax LLP (01/2008 to 01/2011)

On pages 65-69, please delete the section entitled “Principal Holders of the Trust’s Shares” in its entirety and replace it with the following:

As of [                     ], 2013, the officers and Trustees of the Trust, as a group, beneficially owned less than 1% of the then outstanding shares of each class of each Fund.

As of [                   ], 2013, the following persons beneficially owned more than 5% or more of the shares of the Fund(s) indicated below.  Shareholders who have the power to vote a large percentage of shares (at least 25%) of a particular Fund can control the Fund and determine the outcome of a shareholder meeting.

Persons who own Variable Contracts may be deemed to have an indirect beneficial interest in the Fund shares owned by the relevant separate accounts.  As noted above, Contract owners have the right to give instructions to the insurance company shareholders as to how to vote the Fund shares attributable to their Variable Contracts.  As of [               ], 2013, no persons were deemed to have an indirect beneficial interest totaling more than 25% of the voting securities of the Fund(s).  [To be completed by amendment.]

In the section entitled “Investment Adviser, Sub-Advisers and Other Services Providers”, please add the following:

DoubleLine® Capital LP

DoubleLine Capital LP (“DoubleLine”) is located at 333 South Grand Avenue, Suite 1800, Los Angeles, California 90071. DoubleLine is an independent, employee-owned money management firm, founded in 2009.  DoubleLine provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of June 30, 2013, DoubleLine had approximately $[      ] million in assets under management.

4

Portfolio Manager Compensation Structure

The overall objective of the compensation program for portfolio managers is for the Adviser to attract competent and expert investment professionals and to retain them over the long-term.  Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients and the Adviser.  Portfolio managers are compensated through a combination of base salary, discretionary bonus and equity participation in the Adviser.  Bonuses and equity generally represent most of the portfolio managers’ compensation. However, in some cases, portfolio managers may have a profit sharing interest in the revenue or income related to the areas for which the portfolio managers are responsible.  Such profit sharing arrangements can comprise a significant portion of a portfolio manager’s overall compensation.

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time.  It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Portfolio managers receive discretionary bonuses.  However, in some cases, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory minimum bonus if the sum of their salary and profit sharing does not reach certain levels.

Equity Incentives. Portfolio managers participate in equity incentives based on overall firm performance of the Adviser, through direct ownership interests in the Adviser or participation in stock option or stock appreciation plans of Adviser. These ownership interests or participation interests provide eligible portfolio managers the opportunity to participate in the financial performance of the Adviser as a whole.  Participation is generally determined in the discretion of Adviser, taking into account factors relevant to the portfolio manager’s contribution to the success of Adviser.

Other Plans and Compensation Vehicles. Portfolio managers may elect to participate in the Adviser’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.  The Adviser may also choose, from time to time to offer certain other compensation plans and vehicles, such as a deferred compensation plan, to portfolio managers.

Summary. As described above, an investment professional’s total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the contribution made to the overall investment process.  Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.  Among the factors considered are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies; participation in the investment team’s dialogue; contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of the Adviser’s leadership criteria.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jeffrey E. Gundlach		$		$		$
Philip A. Barach		$		$		$

5

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Jeffrey E. Gundlach		$		$		$
Philip A. Barach		$		$		$

Conflicts of Interest

From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other.  Potential and actual conflicts of interest also may result because of the Adviser’s other business activities.  Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Funds, be managed (benchmarked) against the same index a Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds.  The other accounts might also have different investment objectives or strategies than the Funds.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s management of a Fund.  Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades.  It is theoretically possible that a portfolio manager could use this information to the advantage of other accounts under management, and also theoretically possible that actions could be taken (or not taken) to the detriment of a Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines.  Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but securities may not be available in sufficient quantities for both the Fund and the other accounts to participate fully.  Similarly, there may be limited opportunity to sell an investment held by a Fund and another account.  The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under the Adviser’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines, the Adviser’s investment outlook, cash availability and a series of other factors.  The Adviser has also adopted additional internal practices to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

Conflicts potentially limiting a Fund’s investment opportunities may also arise when the Fund and other clients of the Adviser invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer.  In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest.  In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other clients of the Adviser or the Adviser may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting a Fund’s investment opportunities.  Additionally, if the Adviser acquires material non-public confidential information in connection with its business activities for other clients, a portfolio manager or other investment personnel may be restricted from purchasing securities or selling certain securities for a Fund or other clients.  When making investment decisions where a conflict of interest may arise, the Adviser will endeavor to act in a fair and equitable manner between a Fund and other clients; however, in certain instances the resolution of the conflict may result in the Adviser acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of a Fund.

6

Broad and Wide-Ranging Activities. The portfolio managers, the Adviser and its affiliates engage in a broad spectrum of activities.  In the ordinary course of their business activities, the portfolio managers, the Adviser and its affiliates may engage in activities where the interests of certain divisions of the Adviser and its affiliates or the interests of their clients may conflict with the interests of the shareholders of a Fund.

Possible Future Activities. The Adviser and its affiliates may expand the range of services that it provides over time. Except as provided herein, the Adviser and its affiliates will not be restricted in the scope of its business or in the performance of any such services (whether now offered or undertaken in the future) even if such activities could give rise to conflicts of interest, and whether or not such conflicts are described herein.  The Adviser and its affiliates have, and will continue to develop, relationships with a significant number of companies, financial sponsors and their senior managers, including relationships with clients who may hold or may have held investments similar to those intended to be made by a Fund.  These clients may themselves represent appropriate investment opportunities for a Fund or may compete with a Fund for investment opportunities.

Performance Fees and Personal Investments. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance or in respect of which the portfolio manager may have made a significant personal investment.  Such circumstances may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund.  The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and performance fee based accounts on a fair and equitable basis over time.
Security Ownership of Portfolio Managers for the Curian/DoubleLine Total Return Fund

Security Ownership of Portfolio Manager(s)	Jeffrey E. Gundlach	Philip A. Barach
None	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

T. Rowe Price Associates, Inc.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) is located at 100 East Pratt Street, Baltimore, Maryland 21202.  T. Rowe Price was founded in 1937.  T. Rowe Price and its affiliates provide investment advisory services to individual and institutional investor accounts.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded company the principal business of which is investment management services. As of June 30, 2013, T. Rowe Price had approximately $[     ] billion in assets under management.

Portfolio Manager Compensation Structure

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors:

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in a fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee, and are the same as those presented to the directors of the T. Rowe Price Funds in their regular review of fund performance.  Performance is primarily measured on a pretax basis though tax efficiency is considered and is especially important for a tax-efficient equity Fund.

7

Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring younger analysts, and being good corporate citizens are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits. This compensation structure is used for all portfolios managed by the portfolio manager.

Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest

The following table reflects information as of June 30, 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
David R. Giroux		$		$		$

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Manager
David R. Giroux		$		$		$

Conflicts of Interest

Portfolio managers at T. Rowe Price and its advisory affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), offshore funds and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio.  Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.  Also, as disclosed under “Portfolio Manager Compensation” our portfolio managers’ compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager.

8

Security Ownership of Portfolio Manager for the Curian/T. Rowe Price Capital Appreciation Fund

Security Ownership of Portfolio Manager(s)	David R. Giroux
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

The London Company of Virginia, LLC

The London Company of Virginia, LLC (“The London Company”) is located at 1801 Bayberry Court, Suite 301, Richmond, Virginia 23226.  The London Company is a registered investment adviser and was founded by Stephen M. Goddard as the dedicated equity advisor to First Colony Corporation, a publicly traded Life Insurance Company.  Today, the Richmond, Virginia based company provides large cap, income equity, small cap, small-mid cap, concentrated all cap and mid cap equity portfolio management services to a diverse mix of corporations, trusts, foundations, endowments, pensions, banks, individuals, and mutual fund accounts.  As of June 30, 2013, The London Company had approximately $[      ] billion in assets under management.

Portfolio Manager Compensation Structure

Portfolio managers are compensated with a combination of salary and bonus.  Investment professionals are evaluated on specific responsibilities that include investment recommendations, quality of research, client retention, and overall contribution to the firm. Annual reviews are given and above average compensation increases plus bonuses are targeted with firm growth and individual performance.  There are no specific incentive arrangements for performance attached to this fund.  A substantial portion of a portfolio manager’s compensation is not tied to performance of the accounts he or she manages.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

The following table reflects information as of June 30, 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Stephen M. Goddard		$		$		$
Jonathan T. Moody		$		$		$
J. Brian Campbell		$		$		$
Mark E. DeVaul		$		$		$

9

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Stephen M. Goddard		$		$		$
Jonathan T. Moody		$		$		$
J. Brian Campbell		$		$		$
Mark E. DeVaul		$		$		$

Conflicts of Interest

The London Company believes that there are no foreseen conflicts of interest that may arise in connection with the Portfolio Managers’ management of the Fund’s investments and any other accounts that are managed by the Portfolio Manager.  The London Company has policies and procedures designed to ensure fair allocation of blocked trade transactions, and does not participate in cross transactions.

Security Ownership of Portfolio Managers for the Curian Focused U.S. Equity Fund

Security Ownership of Portfolio Manager(s)	Stephen M. Goddard	Jonathan T. Moody	J. Brian Campbell	Mark E. DeVaul
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

WCM Investment Management

WCM Investment Management (“WCM”) is located at 281 Brooks Street, Laguna Beach, California 92651.  WCM is an independent, employee-owned money management firm, founded in 1976.  WCM provides investment management and sub-advisory services to public as well as various institutional and sub-advised accounts.  As of June 30, 2013, WCM had approximately $[     ] billion in assets under management.

Portfolio Manager Compensation Structure

Compensation for all WCM portfolio management personnel consists of both a salary and a bonus component.  Salary levels are based on the individual’s degree of industry tenure, experience, and responsibilities at the firm.  The bonus  component is discretionary based on the portfolio manager’s individual performance and the overall performance of WCM, taking into account both qualitative and quantitative performance measures in the management of their  funds and other responsibilities.  Bonuses are calculated based on a combination of factors, including, assets under management and company profitability.  Portfolio managers may also receive long-term incentive bonus in the form of shares of the firm.

Employees are also eligible to participate in a 401(k) program which has a company match that includes a contribution based on the profitability of the firm.

Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest

10

The following table reflects information as of June 30, 2013:

Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Paul R. Black		$		$		$
Peter J. Hunkel		$		$		$
Michael B. Trigg		$		$		$
Kurt R. Winrich		$		$		$

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Portfolio Managers
Paul R. Black		$		$		$
Peter J. Hunkel		$		$		$
Michael B. Trigg		$		$		$
Kurt R. Winrich		$		$		$

Conflicts of Interest

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.  The firm seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.  The separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest.  However, securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Funds may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The firm seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While WCM has adopted a code of ethics which we believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

In addition, WCM has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

11

Security Ownership of Portfolio Managers for the Curian Focused International Equity Fund

Security Ownership of Portfolio Manager(s)	Paul R. Black	Peter J. Hunkel	Michael B. Trigg	Kurt R. Winrich
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

On pages 127-130, please add the following to the section entitled “Sub-Advisory Fees”:

FUND	ASSETS	FEES
Curian/American Funds Global Growth Funds	All Assets	N/A*
Curian/DoubleLine Total Return Fund	All Assets	0.35%
Curian Focused International Equity Fund	$0 to $100 million Over $100 million to $500 million Over $500 million	0.45% 0.40% 0.35%
Curian Focused U.S. Equity Fund	$0 to $300 million Over $300 million	0.55% 0.50%
Curian/T. Rowe Price Capital Appreciation Fund	Less than $500 million

	$0 to $250 million	0.50%
	Over $250 million to $500 million	0.40%

	Greater than or equal to $500 million, but less than $2 billion

	$0 to $1 billion	0.40%
	Over $1 billion	0.35%

	Greater than or equal to $2 billion, but less than $3 billion

	$0 to $500 million	0.40%
	Over $500 million	0.35%

	Greater than or equal to $3 billion

	All Assets	0.35%
     * This Fund does not have a Sub-Adviser.

12

On page 129, please delete the sub-advisory fee schedule for the Curian/AQR Risk Parity Fund and replace in its entirety with the following:

FUND	ASSETS	FEES
Curian/AQR Risk Parity Fund	$0 to $1 billion Over $1 billion	0.40% 0.37%

On page 151 please add the following sentence to the end of the sentence of the section entitled “Financial Statements”:

Because the Curian/American Funds Global Growth Fund, Curian/DoubleLine Total Return Fund, Curian Focused International Equity Fund, Curian Focused U.S. Equity Fund and Curian/T. Rowe Price Capital Appreciation Fund have not yet commenced operations, no financial information is available.  When available, these Funds’ Annual and Semi-Annual Reports will be available upon request and without charge.

This Supplement is dated September 16, 2013.

(To be used with CMV8711 04/13 and CMV8711PROXY 04/13.)

CMV9577 09/13

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DoubleLine Funds Trust
DoubleLine Equity Funds
DoubleLine Capital, LP
DoubleLine Equity, LP
DoubleLine Private Funds
DoubleLine Opportunistic Credit Fund
DoubleLine Income Solutions Fund

Proxy Voting, Corporate Actions and Class Actions

March 2013

I.	Background

This Proxy Voting, Corporate Actions and Class Actions Policy (“Policy”) is adopted by DoubleLine Capital LP and DoubleLine Equity LP (each, as applicable, “DoubleLine”, the “Adviser” or the “Firm”), DoubleLine Funds Trust and DoubleLine Equity Funds (each, as applicable, the “Trust”) and each of its series (each a “Fund”), the DoubleLine Opportunistic Credit Fund (“DBL”) and DoubleLine Income Solutions Fund (“DSL” and a Fund collectively are “Funds”) to provide a method of monitoring proxy voting and actions taken with regard to corporate actions and class actions, to provide a method of reporting the actions taken appropriately and to meet regulatory requirements and client needs. DoubleLine generally will exercise voting authority on behalf of its separate account clients (“Clients”) pursuant to contractual delegation of such authority. Clients that do not provide written authorization for DoubleLine to exercise voting authority are responsible for their own proxy voting, corporate actions and class actions.

Each private investment fund (such as, but not limited to, the DoubleLine Opportunistic Income Master Fund LP (and its related entities), each of which is a “Private Fund” and collectively “Private Funds”) managed by DoubleLine also adopts this policy.

The Funds and the Private Funds rely upon DoubleLine to provide advice as to how and when to vote proxies related to their portfolio holdings. The Funds have retained a fund administrator to assist with various related administrative activities related to the Funds’ proxy activities, including filing Form N-PX.

II.	Issue

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser’s proxy voting policies and procedures and to provide copies of the complete proxy voting policy and procedures to clients upon request. Lastly, the Rule requires that the adviser disclose to clients how they may obtain information on how the adviser voted their proxies.

III.	Policy – Proxies and Corporate Actions

The Proxy Policy also applies to voting and/or consent rights of securities held by DoubleLine Clients. DoubleLine will, on behalf of each Client (including the Funds or the Private Funds), with respect to debt

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securities and equities, vote in circumstances such as, but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. Such decisions, while considered not to be covered within this Policy, shall be made with the Clients’ best interests in mind. To the extent that voting a proxy is desirable, DoubleLine votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts and considers each proposal on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances at the time of the vote. DoubleLine will not respond to proxy solicitor requests unless DoubleLine determines that it is in the best interest of Clients to do so.

In certain limited circumstances, particularly in the area of structured finance, DoubleLine may, on behalf of clients, enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines (listed below), DoubleLine will vote in accordance with its contractual obligations.

In addition, where the Adviser determines that there are unusual costs and/or difficulties associated with voting a proxy (or class action or corporate action), which more typically might be the case with respect to proxies (or class action or corporate action) of non-U.S. issuers, the Adviser reserves the right to not vote a proxy unless it determines that the potential benefits of voting the proxy exceed the expected cost to the Client. Other factors that may influence DoubleLine’s determination not to vote a proxy for a debt or equity security include if: (1) the effect on the applicable Client’s economic interests or the value of the portfolio holding is insignificant in relation to the Client’s portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable Client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio managers to effect trades in the related security; or (3) DoubleLine otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

The Guidelines provide a basis for making decisions in the voting of proxies, class actions or corporate actions for Clients of DoubleLine. When voting proxies, class actions or corporate actions, DoubleLine’s utmost concern is that all decisions be made solely in the interests of the Client and with the goal of maximizing the value of the Client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether DoubleLine will vote (assuming it votes at all) for or against a particular type of proposal. DoubleLine’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of DoubleLine’s clients, are best able to determine how to further client interests and goals and are primarily responsible for determining how to vote proxies, class actions or corporate actions. The portfolio managers may, in their discretion, take into account the recommendations of appropriate members of DoubleLine’s executive and senior management and, if desired, an outside service.

All proxies, class actions or corporate actions received shall be retained by the Chief Risk Officer or designate. Such records shall include whether DoubleLine voted such proxy or corporate actions and, if so, how the proxy was voted. The records also shall be transcribed into a format such that any Client’s overall proxy and corporate actions voting record can be provided upon request.

DoubleLine provides no assurance to former clients that applicable proxy or corporate actions information will be delivered to them.

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IV.	Proofs of Claim

DoubleLine does not complete proofs-of-claim on behalf of Clients for current or historical holdings; however, DoubleLine will assist clients with collecting information relevant to filing proofs-of-claim when such information is in the possession of DoubleLine. DoubleLine does not undertake to complete or provide proofs-of-claim for securities that had been held by any former client. DoubleLine will complete proofs-of-claim for the Funds and Private Funds.

V.	Class Actions Policy

In the event that Client securities become the subject of a Class Action lawsuit, the portfolio manager will assess the value to Clients in participating in such legal action. If the portfolio manager decides that participating in the Class Action is in the Client’s best interest, DoubleLine will recommend that the Client or its Custodian submit appropriate documentation on Clients’ behalf, subject to contractual or other authority. DoubleLine may consider any relevant information in determining whether participation in a Class Action lawsuit is in a Client’s best interest, including the costs that would be incurred by the Client and the resources that would be expended in participating in a Class Action, including in comparison to the Client pursuing other legal recourse against the issuer. DoubleLine also may choose to notify Clients (other than the Funds and the Private Funds) of the Class Action without making a recommendation as to participation, which would allow Clients to decide how or if to proceed.

DoubleLine provides no assurance to former clients that applicable class action information will be delivered to them.

VI.	Procedures for Lent Securities and Issuers in Share-blocking Countries

At times, DoubleLine may not be able to vote proxies or take action in respect of corporate actions on behalf of Clients when a Client’s relevant securities are on loan in accordance with the Client’s securities lending program that is controlled by a securities lending agent or custodian acting independently of DoubleLine. Notwithstanding this fact, in the event that DoubleLine becomes aware of a proxy or corporate action voting matter that would enhance the economic value of the client’s position and that position is lent out, DoubleLine will make reasonable efforts to inform the Client that DoubleLine is not able to vote the proxy until or unless the Client recalls the lent security. When such situations relate to the Funds or the Private Funds, DoubleLine will take actions to recall the lent security.

In certain markets where share blocking occurs, shares must be frozen for trading purposes at the custodian or sub-custodian in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, the Firm retains the right to vote or not, based on the determination of the Firm’s investment personnel as to whether voting would be in the Client’s best interest..

VII.	Procedures for Material Conflicts of Interest

Should material conflicts of interest arise as to a proxy or corporate action, the proxy or corporate action shall be brought to the attention of the Chief Compliance Officer or designate, who shall involve other executive managers or legal counsel (which may be the General Counsel) as may be deemed necessary by the Chief Compliance Officer to attempt to resolve such conflicts. Such individuals also shall determine

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the materiality of such conflict if the conflict cannot be resolved. (An example of a specific conflict of interest that should be brought to the Chief Compliance Officer (or designate) is a situation where a proxy contest involves securities issued by a DoubleLine Client. When in doubt as to a potential conflict, portfolio managers shall bring the proxy to the attention of the Chief Compliance Officer or designate.)

If, after appropriate review, a material conflict is deemed to exist, DoubleLine will seek to resolve any such conflict in the best interest of the Client whose assets it is voting by pursuing any one of the following courses of action: (i) voting (or not voting) in accordance with the voting guidelines or factors set forth in this Policy; (ii) convening a committee consisting of the Chief Compliance Officer and other non-investment executive officers of DoubleLine to assess and resolve the conflict; (iii) voting in accordance with the recommendation of an independent third-party service provider chosen non-investment executive officers of DoubleLine; or (iv) voting (or not voting) in accordance with the instructions of such Client or (v) not voting the Proxy (if consistent with DoubleLine’s fiduciary obligations).

VIII.	Procedures for Proxy Solicitation

In the event that any Employee of DoubleLine receives a request to reveal or disclose DoubleLine’s voting intention on a specific proxy event, then the Employee must forward the solicitation request to the Chief Compliance Officer or designate. Such requests shall be reviewed with appropriate executive and senior management. Any written requests shall be retained with the proxy files maintained by the Chief Operating Officer or designate.

IX.	Additional Procedures for the Funds

A. Filing Form N-PX

Rule 30b1-4 under the Investment Company Act of 1940 requires mutual funds to file an annual record of proxies voted by a Fund on Form N-PX. Form N-PX must be filed each year no later than August 31 and must contain the Funds’ proxy voting record for the most recent twelve-month period ending June 30.

The Funds rely upon their respective fund administrator to prepare and make their filings on Form N-PX. DoubleLine shall assist the fund administrator by providing information regarding any proxy votes made for the Funds within the most recent twelve-month period ending June 30. DoubleLine shall retain records of any such votes with sufficient information to make accurate annual Form N-PX filings.

B. Providing Policies and Procedures

Mutual funds (including the Funds) that invest in voting securities are required to describe in their statements of additional information (“SAIs”) the policies and procedures that they use to determine how to vote proxies relating to securities held in their portfolios. The Funds also may chose to include these policies and procedures as part of their registration statement. Closed end funds (such as DOC) must disclose their proxy voting policies and procedures annually on Form N-CSR.

Funds are required to disclose in shareholder reports that a description of the fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the fund’s website, if applicable; and (iii) on the Commission’s website at http://www.sec.gov. The fund administrator shall ensure that such disclosures are included when preparing shareholder reports on the Funds’ behalf. The DoubleLine Funds currently do not provide the proxy policies and procedures on their website.

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A Fund is required to send the description of the fund’s proxy voting policies and procedures within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery. The Funds rely upon the fund administrator to provide this service.

X.	Recordkeeping

A.
DoubleLine must maintain the documentation described in this policy for a period of not less than five (5) years from the end of the fiscal year during which the last entry was made on such record, the first two (2) years at its principal place of business. DoubleLine will be responsible for the following procedures and for ensuring that the required documentation is retained.

B.	Client request to review proxy votes:

Any request from a Client, whether written (including e-mail) or oral, received by any Employee of DoubleLine, must be retained.

The Client Service group will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.).

In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Client Service group will distribute to any Client requesting proxy voting information DoubleLine’s complete proxy voting record for the Client for the period requested. If deemed operationally more efficient, DoubleLine may choose to release its entire proxy voting record for the requested period, with any information identifying a particular client redacted.

Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to Client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client’s written request, if applicable, and maintained in an appropriate file.

Clients can require the delivery of the proxy voting record relevant to their accounts for the five year period prior to their request.

C.	Proxy voting records:

Documents prepared or created by DoubleLine that were material to making a decision on how to vote, or that memorialized the basis for the decision.

Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

XI.	Disclosure

The CCO or designate will ensure that Form ADV Part 2A is updated as necessary to reflect: (i) all material changes to this policy; and (ii) regulatory requirements related to proxy voting disclosure.

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Attachment A to DoubleLine Capital LP, DoubleLine Equity LP, DoubleLine Funds Trust, DoubleLine Equity Funds, DoubleLine Private Funds, DoubleLine Opportunistic Credit Fund and DoubleLine Income Solutions Fund Proxy Voting, Corporate Action and Class Action Policy

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance
•           For trustee nominees in uncontested elections
•           For management nominees in contested elections
•           For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the fees for non-audit services exceed 51% of total fees
•           For changing the company name
•           For approving other business
•           For adjourning the meeting
•           For technical amendments to the charter and/or bylaws
•           For approving financial statements

Capital Structure
•           For increasing authorized common stock
•           For decreasing authorized common stock
•           For amending authorized common stock
•           For the issuance of common stock, except against if the issued common stock has superior voting rights
•           For approving the issuance or exercise of stock warrants
•           For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•           For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
•           For decreasing authorized preferred stock
•           For canceling a class or series of preferred stock
•           For amending preferred stock
•           For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders
•           For eliminating preemptive rights
•           For creating or restoring preemptive rights
•           Against authorizing dual or multiple classes of common stock
•           For eliminating authorized dual or multiple classes of common stock
•           For amending authorized dual or multiple classes of common stock
•           For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights
•           For a stock repurchase program
•           For a stock split
•           For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

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Mergers and Restructuring
•           For merging with or acquiring another company
•           For recapitalization
•           For restructuring the company
•           For bankruptcy restructurings
•           For liquidations
•           For reincorporating in a different state
•           For spinning off certain company operations or divisions
•           For the sale of assets
•           Against eliminating cumulative voting
•           For adopting cumulative voting

Board of Trustees
•           For limiting the liability of trustees
•           For setting the board size
•           For allowing the trustees to fill vacancies on the board without shareholder approval
•           Against giving the board the authority to set the size of the board as needed without shareholder approval
•           For a proposal regarding the removal of trustees, except against if the proposal limits the removal of trustees to cases where there is legal cause
•           For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights
•           For non-technical amendments to the company’s bylaws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions
•           Against a classified board
•           Against amending a classified board
•           For repealing a classified board
•           Against ratifying or adopting a shareholder rights plan (poison pill)
•           Against redeeming a shareholder rights plan (poison pill)
•           Against eliminating shareholders’ right to call a special meeting
•           Against limiting shareholders’ right to call a special meeting
•           For restoring shareholders’ right to call a special meeting
•           Against eliminating shareholders’ right to act by written consent
•           Against limiting shareholders’ right to act by written consent
•           For restoring shareholders’ right to act by written consent
•           Against establishing a supermajority vote provision to approve a merger or other business combination
•           For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction
•           For eliminating a supermajority vote provision to approve a merger or other business combination
•           Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•           Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•           For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions
•           Against expanding or clarifying the authority of the board of trustees to consider factors other than the interests of shareholders in assessing a takeover bid

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•           Against establishing a fair price provision
•           Against amending a fair price provision
•           For repealing a fair price provision
•           For limiting the payment of greenmail
•           Against adopting advance notice requirements
•           For opting out of a state takeover statutory provision
•           Against opt into a state takeover statutory provision

Compensation
•           For adopting a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•           For amending a stock incentive plan for employees, except decide on a case-by-case basis if the minimum potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•           For adding shares to a stock incentive plan for employees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 10% of outstanding common stock
•           For limiting per-employee option awards
•           For extending the term of a stock incentive plan for employees
•           Case-by-case on assuming stock incentive plans
•           For adopting a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
•           For amending a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity
•           For adding shares to a stock incentive plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•           For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•           For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•           For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 85% of the stock’s fair market value
•           For adopting a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•           For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements
•           For adding shares to a stock award plan, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•           For adopting a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•           For amending a stock award plan for non-employee trustees, except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

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•           For adding shares to a stock award plan for non-employee trustees, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity
•           For approving an annual bonus plan
•           For adopting a savings plan
•           For granting a one-time stock option or stock award, except decide on a case-by-case basis if the plan dilution is more than 5% of the outstanding common equity
•           For adopting a deferred compensation plan
•           For approving a long-term bonus plan
•           For approving an employment agreement or contract
•           For amending a deferred compensation plan
•
•           For amending an annual bonus plan
•           For reapproving a stock option plan or bonus plan for purposes of OBRA
•           For amending a long-term bonus plan

Shareholder Proposals
•           For requiring shareholder ratification of auditors
•           Against requiring the auditors to attend the annual meeting
•           Against limiting consulting by auditors
•           Against requiring the rotation of auditors
•           Against restoring preemptive rights
•           For asking the company to study sales, spin-offs, or other strategic alternatives
•           For asking the board to adopt confidential voting and independent tabulation of the proxy ballots
•           Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations
•           Against eliminating the company’s discretion to vote unmarked proxy ballots.
•           For providing equal access to the proxy materials for shareholders
•           Against requiring a majority vote to elect trustees
•           Against requiring the improvement of annual meeting reports
•           Against changing the annual meeting location
•           Against changing the annual meeting date
•           Against asking the board to include more women and minorities as trustees.
•           Against seeking to increase board independence
•           Against limiting the period of time a trustee can serve by establishing a retirement or tenure policy
•           Against requiring minimum stock ownership by trustees
•           Against providing for union or employee representatives on the board of trustees
•           For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan
•
•           For creating a nominating committee of the board
•           Against urging the creation of a shareholder committee
•           Against asking that the chairman of the board of trustees be chosen from among the ranks of the non-employee trustees
•           Against asking that a lead trustee be chosen from among the ranks of the non-employee trustees
•           For adopting cumulative voting
•           Against requiring trustees to place a statement of candidacy in the proxy statement
•           Against requiring the nomination of two trustee candidates for each open board seat

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•           Against making trustees liable for acts or omissions that constitute a breach of fiduciary care resulting from a trustee’s gross negligence and/or reckless or willful neglect
•           For repealing a classified board
•           Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan
•
•           Against repealing fair price provisions
•           For restoring shareholders’ right to call a special meeting
•           For restoring shareholders’ right to act by written consent
•           For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made
•           For seeking to force the company to opt out of a state takeover statutory provision
•           Against reincorporating the company in another state
•           For limiting greenmail payments
•           Against advisory vote on compensation
•           Against restricting executive compensation
•           For enhance the disclosure of executive compensation
•           Against restricting trustee compensation
•           Against capping executive pay
•           Against calling for trustees to be paid with company stock
•           Against calling for shareholder votes on executive pay
•           Against calling for the termination of trustee retirement plans
•           Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria
•           Against seeking shareholder approval to reprice or replace underwater stock options
•           For banning or calling for a shareholder vote on future golden parachutes
•           Against seeking to award performance-based stock options
•           Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement
•           Against requesting that future executive compensation be determined without regard to any pension fund income
•           Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)
•           Against requiring option shares to be held
•           For creating a compensation committee
•           Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues
•           For increasing the independence of the compensation committee
•           For increasing the independence of the audit committee
•           For increasing the independence of key committees

Social Issue Proposals
•           Against asking the company to develop or report on human rights policies
•           Against asking the company to limit or end operations in Burma
•           For asking management to review operations in Burma
•           For asking management to certify that company operations are free of forced labor
•           Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.
•           Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

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•           Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets
•           Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems
•           Against asking management to report on the company’s foreign military sales or foreign offset activities
•           Against asking management to limit or end nuclear weapons production
•           Against asking management to review nuclear weapons production
•           Against asking the company to establish shareholder-designated contribution programs
•           Against asking the company to limit or end charitable giving
•           For asking the company to increase disclosure of political spending and activities
•           Against asking the company to limit or end political spending
•           For requesting disclosure of company executives’ prior government service
•           Against requesting affirmation of political nonpartisanship
•           For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting
•           Against severing links with the tobacco industry
•           Against asking the company to review or reduce tobacco harm to health
•           For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting
•           For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report
•           Against asking the company to take action on embryo or fetal destruction
•           For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
•           For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.
•           Against asking management to endorse the Ceres principles
•           For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels
•           For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum
•           For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases
•           For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products
•           Against asking the company to preserve natural habitat
•           Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings
•           Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions
•           For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting
•           Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

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•           For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports
•           Against asking management to drop sexual orientation from EEO policy
•           Against asking management to adopt a sexual orientation non-discrimination policy
•           For asking management to report on or review Mexican operations
•           Against asking management to adopt standards for Mexican operations
•           Against asking management to review or implement the MacBride principles
•           Against asking the company to encourage its contractors and franchisees to implement the MacBride principles
•           For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report
•           Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions
•           For requesting reports on sustainability, except against if the company has already issued a report in GRI format

Adopted by the DoubleLine Funds Trust Board: March 25, 2010
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: March 1, 2011
Renewed, reviewed and approved by the DoubleLine Funds Trust Board: August 25, 2011
Renewed and approved by the DoubleLine Funds Trust Board of Trustees: March 19, 2013

Adopted by the DoubleLine Opportunistic Credit Fund Board of Trustees: August 24, 2011
Renewed and approved by the DoubleLine Opportunistic Credit Fund Board of Trustees: March 19, 2013

Adopted by the DoubleLine Equity Funds Board of Trustees: March 19, 2013

Adopted by the DoubleLine Income Solutions Board of Trustees: March 19, 2013

Section 15

PROXY VOTING POLICIES & PROCEDURES

I.	POLICY

The London Company of Virginia (the “Adviser”) acts as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 (“ERISA”) and registered open-end investment companies (“mutual funds”).  The Adviser’s authority to vote proxies is established through the delegation of discretionary authority under its investment advisory contracts.  Therefore, unless a client (including a “named fiduciary” under ERISA) specifically reserves the right, in writing, to vote its own proxies, the Adviser will vote all proxies in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures.

When voting proxies, the Adviser’s utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA).  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client’s account.

The Proxy Voting Committee meets periodically to monitor the firm’s overall adherence to the current policies and procedures, as well as providing advice for the revisions thereof.  The Committee also reviews the rationale for proxy votes not covered by the policies and procedures, or that present a potential conflict of interest.

II.	PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.	PROCEDURES

The Adviser is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of the client’s best interests.  The Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.  The Adviser will vote the recommendation of Glass Lewis* on all proxy votes, unless otherwise directed by the Portfolio Managers.

* TLC moved from ISS utilizing Institutional Shareholder Services (ISS) and its proxy voting guidelines, to Broadridge and Glass Lewis guidelines, in April, 2009.

1.	Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, including a mutual fund client, the Adviser will resolve the matter on a case-by-case basis by abstaining from the vote, voting in accordance with the guidelines set forth by Glass Lewis, or vote the way TLC feels is in the best interest of the client.

1.	Limitations

In certain circumstances, in accordance with a client’s investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.        Client Maintains Proxy Voting Authority:  Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client.  If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.        Terminated Account:  Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.        Limited Value:  If the Adviser determines that the value of a client’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a client’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the client’s account.

4.        Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client’s account, the Adviser may recall the security for purposes of voting.

5.        Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client’s proxy would exceed any anticipated benefits to the client of the proxy proposal.

6.        Paper ballot does not arrive in the mail:  On occasion, a paper ballot will not arrive in the mail until after the voting deadline.  In this circumstance, Adviser is unable to vote the client’s proxy.

IV.	RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part 2A of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients’ portfolio securities.  Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

Please reference the Proxy Voting Policy for further information.

T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

 Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day

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operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

Global Proxy Services Group. The Global Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Global Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

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Meeting Notification

T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

Vote Determination

Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies

Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price web site, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent.  Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members,

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and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

 Anti-takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

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Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

Index and Passively Managed Accounts – Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a

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shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving potential conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, the Proxy Committee conducts a post-vote review of all proxy votes that are inconsistent with the guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds

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holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

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12/31/2012

WCM Investment Management
Proxy Voting Procedures

WCM accepts responsibility for voting proxies whenever requested by a Client or as required by law. Each Client’s investment management agreement should specify whether WCM is to vote proxies relating to securities held for the Client’s account. If the agreement is silent as to the proxy voting and no instructions from the client are on file, WCM will assume responsibility of proxy voting.

In cases in which WCM has proxy voting authority for securities held by its advisory clients, WCM will ensure securities are voted for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, and the Proxy Voting rule, Rule 206(4)-6, as well as with WCM’s fiduciary duties under federal and state law to act in the best interests of its clients.

In general, WCM believes that its clients’ best economic interest with regards to proxy voting is best served by engaging an independent firm that specializes in researching companies and their management for the purpose of increasing investor’s potential financial gain through voting proxies. WCM has therefore engaged and adopted the following proxy voting policies of Glass Lewis: U.S. Policy, International Policy and Investment Manager Policy. In the event of a special client request, WCM will also accommodate the following styles: Taft Hartley, Public Pension, ESG (environmental, social and government practice) and Management Supportive. In limited circumstances, however, WCM may choose to vote a proxy against the recommendation of Glass Lewis, if WCM believes such vote is in the best economic interest of its clients.  In such cases, this decision will be made by the ISG who will maintain documentation to support WCM’s decision.

The purpose of Glass Lewis’ proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Because Glass Lewis is not in the business of providing consulting services to public companies, it can focus solely on the best interests of investors. Glass Lewis’ approach to corporate governance is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. Research on proxies covers more than just corporate governance – Glass Lewis analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect on the quality of board oversight and company transparency.

Role of the Proxy Administrator (“PA”). The PA oversees and administers the firm’s proxy voting process. For each Client, the PA initially determines whether:

•	WCM is vested with proxy voting responsibility or whether voting is reserved to the Client or delegated to another designee;

•	the Client has adopted a proxy voting policy that WCM is required to follow; and

•	the Client requires any periodic report of votes cast for its account or any comparative report of votes cast in relation to its proxy voting policy, if different from WCM’s.

Once a Client account is established and proxy voting responsibility is determined, the PA is responsible for ensuring that proxy materials for each Account to be voted are received and voted in a timely manner. The PA instructs registered owners of record (e.g. the Client, Trustee or Custodian) that receive proxy materials from the issuer or its information agent to send proxies electronically directly to ProxyEdge. WCM has engaged ProxyEdge, a third party service provider, to: (1) provide notification of impending votes; (2) vote proxies based on Glass Lewis and/or WCM recommendations; and (3) maintain records of such votes electronically. The PA, in conjunction with ProxyEdge, ensures that information is compiled and maintained for each Client for which WCM votes proxies, showing the issuer’s name, meeting date and manner in which votes were cast on each proposal. WCM shares client holdings and other relevant information with ProxyEdge to ensure that votes are cast and captured accurately, and relies on ProxyEdge to compile and maintain voting records electronically. Proxy materials received inadvertently for Client accounts over which WCM has no voting authority are forwarded on to Clients.

Role of the the Analyst and ISG.  If a proposal requires case-by-case analysis, the Analyst brings a recommendation to the ISG for decision.  The ISG is ultimately responsible for voting case-by-case proposals.  The ISG also has authority to override the recommendation of Glass Lewis when the ISG believes such vote is in the best economic interest of WCM’s clients. Documentation will be provided by the ISG and maintained by the PA supporting the rationale for any vote cast against the recommendation of Glass Lewis and case-by case proposals.Identifying and Dealing with Material Conflicts of Interest. When a material conflict of interest between WCM’s interests and its Clients’ interests appears to exist, such conflict will be mitigated by the fact that WCM always votes with Glass Lewis’ recommendation in this situation.

Maintenance of Proxy Voting Records. As required by Rule 204-2 under the Investment Advisers Act of 1940, as amended, WCM will maintain or procure the maintenance of the following records relating to proxy voting for a period of at least five years:

i.	a copy of these Proxy Policies, as they may be amended from time to time;

ii.	copies of proxy statements received regarding Client securities, unless these materials are available electronically through the SEC’s EDGAR system;

iii.      a record of each proxy vote cast on behalf of its Clients;

iv.	a copy of any internal documents created by WCM that were material to making the decision how to vote proxies on behalf of its Clients; and

v.	each written Client request for information on how WCM voted proxies on behalf of the Client and each written response by WCM to oral or written Client requests for this information.

As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast on behalf of each Client account will be maintained by ProxyEdge. WCM shall obtain and maintain an undertaking from ProxyEdge to provide it with copies of proxy voting records and other documents relating to its Clients’ votes promptly upon request. WCM and ProxyEdge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

Disclosure. WCM will provide all Clients a summary of these Proxy Policies, either directly or by delivery to the Client of a copy of its Form ADV, Part 2A containing such a summary, and information on how to obtain a copy of the full text of these Proxy Policies and a record of how WCM has voted the Client’s proxies. Upon receipt of a Client’s request for more information, WCM will provide to the Client a copy of these Proxy Policies and/or in accordance with the Client’s stated requirements, how the Client’s proxies were voted during the period requested. Such periodic reports will not be made available to third parties absent the express written request of the Client. However, to the extent that WCM serves as a sub-adviser to another adviser to a Client, WCM will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

CURIAN VARIABLE SERIES TRUST

PART C
OTHER INFORMATION

Note: Items 28-35 have been answered with respect to all investment portfolios (Series) of the Registrant.

Item 28. Exhibits

(a)	(1)	Agreement and Declaration of Trust of Registrant dated September 7, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(b)	(1)	By-Laws of Registrant dated September 7, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(c)		Not Applicable

(d)	(1)
Investment Advisory Agreement between Registrant and Curian Capital, LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Investment Sub-Advisory Agreement between Curian Capital, LLC and AQR Capital Management, LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(3)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Epoch Investment Partners, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(4)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(5)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Franklin Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(6)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Invesco Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(7)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(8)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Nicholas Investment Partners, L.P. dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(9)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Pacific Investment Management Company LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(10)
Investment Sub-Advisory Agreement between Curian Capital, LLC and PineBridge Investments LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(11)
Investment Sub-Advisory Agreement between Curian Capital, LLC and The Boston Company Asset Management LLC dated December 19, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(12)
Amendment dated March 1, 2012 to the Investment Advisory Agreement between Registrant and Curian Capital, LLC dated December 19, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(13)
Amendment dated March 1, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Invesco Advisers, Inc. dated December 19, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(14)
Investment Sub-Advisory Agreement between Dimensional Fund Advisors LP and Curian Capital, LLC (for investment advisory services to Curian/DFA U.S. Micro Cap Fund), effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(15)
Investment Sub-Advisory Agreement between Neuberger Berman Fixed Income LLC and Curian Capital, LLC (for investment advisory services to Curian/Neuberger Berman Currency Fund), effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(16)
Investment Sub-Advisory Agreement between Templeton Asset Management Ltd. and Curian Capital, LLC (for investment advisory services to Curian/Franklin Templeton Frontier Markets Fund), effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(17)
Investment Sub-Advisory Agreement between Van Eck Associates Corporation and Curian Capital, LLC (for investment advisory services to Curian/Van Eck International Gold Fund), effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(18)
Amendment to Investment Advisory Agreement between Registrant and Curian Capital, LLC, effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(19)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and AQR Capital Management, LLC dated December 19, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(20)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management LLC dated December 19, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(21)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Franklin Adviser, Inc. dated December 19, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(22)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated December 19, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(23)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Neuberger Berman Fixed Income LLC, dated July 5, 2012 (effective September 10, 2012), incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(24)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Nicholas Investment Partners, L.P., dated December 19, 2011,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(25)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Pacific Investment Management Company LLC, dated December 19, 2011,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(26)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and PineBridge Investments LLC, dated December 19, 2011,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(27)
Amendment dated December 14, 2012 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and The Boston Company Asset Management LLC, dated December 19, 2011,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(28)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Aberdeen Asset Managers Limited dated February 12, 2013 (for investment advisory services to Curian/Aberdeen Latin America Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(29)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Ashmore EMM, L.L.C. dated February 12, 2013 (for investment advisory services to Curian/Ashmore Emerging Market Small Cap Equity Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(30)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Baring International Investment Limited dated February 12, 2013 (for investment advisory services to Curian/Baring International Fixed Income Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(31)
Investment Sub-Advisory Agreement between Curian Capital, LLC and BlackRock Financial Management, Inc., dated February 12, 2013 (for investment advisory services to Curian/BlackRock Global Long Short Credit Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(32)
Investment Sub-Advisory Agreement between Curian Capital, LLC and BlackRock International Limited dated February 12, 2013 (for investment advisory services to Curian/BlackRock Global Long Short Credit Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(33)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Eaton Vance Management, dated February 12, 2013 (for investment advisory services to Curian/Eaton Vance Global Macro Absolute Return Advantage Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(34)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Lazard Asset Management LLC, dated February 12, 2013 (for investment advisory services to Curian/Lazard International Strategic Equity Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(35)
Investment Sub-Advisory Agreement between Curian Capital, LLC and PPM America, Inc., dated February 12, 2013 (for investment advisory services to Curian Long Short Credit Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(36)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Schroder Investment Management North America Inc., dated February 12, 2013 (for investment advisory services to Curian/Schroder Emerging Europe Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(37)
Investment Sub-Sub-Advisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (as agreed to by the Registrant) effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(38)
Investment Sub-Advisory Agreement between Curian Capital, LLC and UBS Global Asset Management (Americas) Inc., dated February 12, 2013 (for investment advisory services to Curian/UBS Global Long Short Income Opportunities Fund), effective April 29, 2013,  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(39)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Urdang Securities Management, Inc., dated February 12, 2013 (for investment advisory services to Curian/ Urdang International REIT Fund), effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(40)
Amendment to Investment Advisory Agreement between Registrant and Curian Capital, LLC, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(41)
Amendment dated February 28, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Dimensional Fund Advisors LP, dated July 5, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(42)
Amendment dated February 28, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Neuberger Berman Fixed Income LLC, dated July 5, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(43)
Amendment dated February 28, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Templeton Asset Management Ltd., dated July 5, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(44)
Amendment dated February 28, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Van Eck Associates Corporation, dated July 5, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(45)	Amendment dated March 25, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated December 19, 2011, attached hereto.

(46)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Epoch Investment Partners, Inc. dated March 27, 2013 (for investment advisory services to Curian/Epoch Global Shareholder Yield Fund), effective March 27, 2013, attached hereto.

(47)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management, LLC, dated April 30, 2013 (for investment advisory services to Curian/FAMCO Flex Core Covered Call Fund), effective April 30, 2013, attached hereto.

(48)
Investment Sub-Advisory Agreement between Curian Capital, LLC and DoubleLine Capital LP, (for investment advisory services to Curian/DoubleLine Total Return Fund), effective September 16, 2013, to be filed by amendment.

(49)
Investment Sub-Advisory Agreement among Curian Capital, LLC and T. Rowe Price Associates, Inc., (for investment advisory services to Curian/T. Rowe Price Capital Appreciation Fund), effective September 16, 2013, to be filed by amendment.

(50)
Investment Sub-Advisory Agreement among Curian Capital, LLC and The London Company of Virginia, LLC, (for investment advisory services to Curian Focused U.S. Equity Fund), effective September 16, 2013, to be filed by amendment.

(51)
Investment Sub-Advisory Agreement among Curian Capital, LLC and WCM Investment Management, (for investment advisory services to Curian Focused International Equity Fund), effective September 16, 2013, to be filed by amendment.

	(52)	Amendment effective September 16, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and AQR Capital Management dated December 19, 2011, to be filed by amendment.

	(53)	Amendment effective September 16, 2013 to the Investment Advisory Agreement between the Registrant and Curian Capital, LLC dated December 19, 2011, to be filed by amendment.

	(54)	Amendment effective July 1, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Van Eck Associates Corporation, dated July 5, 2012, to be filed by amendment.

	(55)	Amendment effective July 1, 2013 to the Investment Advisory Agreement between the Registrant and Curian Capital, LLC dated December 19, 2011, to be filed by amendment.

	(56)	Investment Advisory Agreement between Curian Capital, LLC and Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013, to be filed by amendment.

	(57)	Investment Advisory Agreement between Curian Capital, LLC and Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013, to be filed by amendment.

	(58)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013, to be filed by amendment.

	(59)	Investment Sub-Advisory Agreement between Curian Capital, LLC and Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013, to be filed by amendment.

(e)	(1)
Distribution Agreement between Registrant and Jackson National Life Distributors LLC dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(3)
Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(4)
Amendment to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated February 12, 2013, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(5)	Amendment to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, effective September 16, 2013, to be filed by amendment.

(f)		Not Applicable.

(g)	(1)
Master Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(2)
Mutual Fund Rider, dated March 24, 2011, to the Global Custody Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(3)
Settled Securities Class Action Services Agreement between Curian Series Trust, an affiliated company of the Registrant, and JPMorgan Chase Bank, N.A., dated March 24, 2011, which supplements the Master Global Custody Agreement between Curian Series Trust and JPMorgan Chase Bank, N.A. dated March 24, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(4)
Addendum to Master Global Custody Agreement between Registrant and JPMorgan Chase Bank N.A. dated November 30, 2011, incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed with the Securities and Exchange Commission on January 26, 2012. (This Addendum is to add the Registrant as a party to the Agreements listed in items (g)(1); (g)(2); and (g)(3), which were originally executed between JPMorgan Chase Bank, N.A. and Curian Series Trust, an affiliated company of the Registrant).

(5)
Amendment dated March 1, 2012 to Master Global Custody Agreement between Registrant and JPMorgan Chase Bank N.A. dated March 24, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(6)
Amendment to Master Global Custody Agreement with JPMorgan Chase Bank, N.A., effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(7)
Amendment to Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated December 14, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(8)
Amendment to Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated February 12, 2013 and effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(9)	Amendment to Master Global Custody Agreement with JPMorgan Chase Bank, N.A. effective September 16, 2013, to be filed by amendment.

	(10)	Amendment to Master Global Custody Agreement with JPMorgan Chase Bank, N.A. effective July 1, 2013, to be filed by amendment.

	(11)	Custody Agreement between Curian Capital, LLC and Scotia Bank effective July 1, 2013, to be filed by amendment.

(h)	(1)
Administration Agreement between Registrant and Curian Capital, LLC dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(2)
Sub-Administration Agreement between Curian Capital, LLC and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(3)
Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated November 29, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(4)
Management Fee Waiver Agreement between Registrant and Curian Capital, LLC dated February 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(5)
Fund Compliance Services Agreement between Registrant and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated October 5, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(6)
Anti-Money Laundering Agreement between Registrant and Jackson, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(7)
Participation Agreement between Registrant, Jackson National Life Insurance Company, American Funds Insurance Series, Capital Research and Management Corporation, and American Funds Service Company dated February 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(8)
Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, Capital Research and Management Corporation, and American Funds Service Company dated February 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(9)
Participation Agreement between Registrant, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc, iShares U.S. ETF Company, Inc., and iShares Sovereign Screened Global Bond Fund, Inc. dated January 31, 2012; iShares Notice of Application dated February 16, 2010; and iShares Order dated March 10, 2010, all of which are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(10)
Participation Agreement between Registrant and PIMCO ETF Trust dated January 31, 2012, PIMCO ETF Trust Notice of Application dated May 11, 2009, and PIMCO ETF Order dated June 1, 2009, all of which are incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(11)
Participation Agreement between Registrant, Vanguard Admiral Funds, Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottdale Funds, Vanguard Specialized Funds, Vanguard Star Funds, Vanguard Tax-Managed Funds, Vanguard Whitehall Funds, and Vanguard World Funds dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(12)
Purchasing Fund Agreement between Registrant, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(13)
Purchasing Fund Agreement between Registrant, SPDR® Dow Jones Industrial Average ETF Trust and SPDR® S&P 500® ETF Trust dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(14)
Investing Fund Agreement between Registrant, The Select Sector SPDR Trust, SPDR Series Trust, and SPDR Index Shares Funds dated January 31, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 2 filed with the Securities and Exchange Commission on March 1, 2012.

(15)
Amended and Restated Administration Agreement between Registrant and Curian Capital, LLC dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(16)
Amended and Restated Sub-Administration Agreement between Curian Capital, LLC and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(17)
Amendment dated March 1, 2012 to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated November 29, 2011, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

(18)
Amendment to Amended and Restated Administration Agreement between Registrant and Curian Capital, LLC, effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(19)
Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital, LLC and Jackson Fund Services, dated September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(20)
Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(21)
Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital, LLC and Jackson Fund Services, dated October 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(22)
Amendment to Fund Compliance Services Agreement between Registrant and Jackson Fund Services, a division of Jackson National Asset Management, LLC, dated December 14, 2014, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(23)
Amendment to Amended and Restated Administration Agreement between Registrant and Curian Capital, LLC, dated February 12, 2013 and effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(24)
Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital, LLC and Jackson Fund Services, dated February 12, 2013 and effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(25)
Amendment dated February 12, 2013 to the Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC dated November 29, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(26)
Investing Fund Agreement between Registrant, Market Vectors ETF Trust dated February 13, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(27)	Amendment to the Amended and Restated Administration Agreement between Registrant and Curian Capital, LLC, effective September 16, 2013, to be filed by amendment.

(28)
Amendment to the Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital, LLC and Jackson Fund Services, effective September 16, 2013, to be filed by amendment.

	(29)	Amendment to Transfer Agency Agreement between Registrant and Jackson National Asset Management, LLC, effective September 16, 2013, to be filed by amendment.

(30)
Amendment to the Participation Agreement between Registrant, Jackson National Life Insurance Company of New York, American Funds Insurance Series, Capital Research and Management Corporation, and American Funds Service Company effective September 16, 2013, to be filed by amendment.

	(31)	Management Fee Waiver Agreement between Registrant and Curian Capital, LLC effective September 16, 2013, to be filed by amendment.

	(32)	Management Fee Waiver Agreement between Registrant and Curian Capital, LLC effective June 6, 2013, to be filed by amendment.

	(33)	Amendment to the Amended and Restated Administration Agreement between Registrant and Curian Capital, LLC, effective July 1, 2013, to be filed by amendment.

	(34)	Amended and Restated Sub-Administration and Fund Accounting Services Agreement between Curian Capital, LLC and Jackson Fund Services, effective September 16, 2013, to be filed by amendment.

	(35)	Administration Agreement between Curian Capital, LLC and Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013, to be filed by amendment.

	(36)	Administration Agreement between Curian Capital, LLC and Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013, to be filed by amendment.

	(37)	Sub-Administration Agreement between Curian Capital, LLC, Jackson Fund Services and Curian/Van Eck International Gold Fund Ltd., effective July 1, 2013, to be filed by amendment.

	(38)	Sub-Administration Agreement between Curian Capital, LLC, Jackson Fund Services and Curian/AQR Risk Parity Fund Ltd., effective September 16, 2013, to be filed by amendment.

(i)		Opinion and Consent of Counsel, attached hereto.

(j)		Consent of Auditors, to be filed by amendment.

(k)		Not Applicable

(l)	(1)
Initial Capital Agreement between Registrant and Curian Capital, LLC, dated November 30, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(m)	(1)	Distribution Plan, dated January 1, 2012, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

	(2)	Distribution Plan, dated March 1, 2012, incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on April 26, 2012.

	(3)	Distribution Plan, effective September 10, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

	(4)	Amendment to Distribution Plan, dated September 11, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(5)	Amendment to Distribution Plan, effective April 29, 2013, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(6)	Amendment to Distribution Plan, effective September 16, 2013, to be filed by amendment.

(n)		Not Applicable

(o)		Not Applicable

(p)	(1)	The Registrant's Code of Ethics, dated October 5, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(2)	Curian Capital, LLC’s Code of Ethics, dated September 12, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(3)	AQR Capital Management, LLC’s Code of Ethics, dated March 10, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(4)	Epoch Investment Partners, Inc.’s Code of Ethics, dated August 15, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(5)	Fiduciary Asset Management Inc.’s Code of Ethics, dated June 30, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(6)	Franklin Advisers, Inc.’s Code of Ethics, dated July 1, 2010, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(7)	Invesco Advisers, Inc.’s Code of Ethics, dated January 1, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(8)
Mellon Capital Management Corporation’s Code of Ethics, dated November 2007, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(9)	Nicholas Investment Partners, L.P.’s Code of Ethics, dated July 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(10)	Pacific Investment Management Company LLC’s Code of Ethics, dated May 2009, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(11)	PineBridge Investments LLC’s Code of Ethics, dated September 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

(12)
The Boston Company Asset Management LLC’s Code of Ethics, dated November 2007, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(13)	Jackson National Life Distributors LLC’s Code of Ethics, dated August 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on October 18, 2011.

	(14)	The Registrant's Code of Ethics, dated November 29, 2011, incorporated by reference to Registrant’s Form N-1A/A filed with the Securities and Exchange Commission on January 26, 2012.

(15)
Code of Ethics for Curian Capital, LLC, dated February 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(16)
Code of Ethics for Dimensional Fund Advisors LP, dated December 31, 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(17)
Code of Ethics for Neuberger Berman Fixed Income LLC, dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(18)
Code of Ethics for Templeton Asset Management, Ltd., dated April 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(19)
Code of Ethics for Van Eck Associates Corporation, dated December 2008, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(20)
Code of Ethics for Jackson National Life Distributors LLC dated March 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(21)
Code of Ethics for Epoch Investment Partners, Inc., dated September 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(22)
Code of Ethics for Fiduciary Asset Management Inc., dated March 30, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(23)
Code of Ethics for Mellon Capital Management Corporation, dated October 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(24)
Code of Ethics for PineBridge Investments LLC, dated January 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(25)
Code of Ethics for The Boston Company Asset Management LLC dated October 2011; and Personal Trading Policy for The Boston Company Asset Management LLC dated November 2010, each incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed with the Securities and Exchange Commission on August 24, 2012.

(26)
Code of Ethics for Aberdeen Asset Managers Limited, dated December March 1, 2012, , incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(27)
Code of Ethics for Ashmore EMM, L.L.C. dated March 1, 2012; and Personal Account Dealing Policy for Ashmore EMM, L.L.C. dated September 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(28)
Code of Ethics for Baring International Investment Ltd., dated July 2011, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(29)
Code of Ethics for BlackRock Financial Management, Inc. and BlackRock International Limited dated July 3, 2012; and Advisory Employee Investment Transaction Policy for BlackRock Financial Management, Inc. and BlackRock International Limited dated July 3, 2012, each incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(30)
Code of Ethics for Eaton Vance Management, dated June 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(31)
Code of Ethics for Lazard Asset Management LLC, dated September 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(32)
Code of Ethics for PPM America, Inc., version one dated March 1, 2012 and version two dated March 1, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(33)
Code of Ethics for Schroder Investment Management North America Inc., dated June 12, 2012,  incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(34)
Code of Ethics for Schroder Investment Management North America Ltd., dated May 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(35)
Code of Ethics for UBS Global Asset Management (Americas) Inc. dated June 30, 2012; and Insider Trading Policies and Procedures for UBS Global Asset Management (Americas) Inc. dated June 19, 2012, each incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(36)
Code of Ethics for Urdang Securities Management Inc., version one dated March 2012; version two dated March 2012; and Personal Securities Trading Policy dated May 29, 2012, each  incorporated by reference to Registrant's Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on February 6, 2013.

(37)
Code of Ethics for AQR Capital Management dated September 13, 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(38)
Code of Ethics for Epoch Investment Partners, Inc. dated October 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(39)
Code of Ethics for Franklin Advisers, Inc. dated April 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(40)
Code of Conduct for Mellon Capital Management Corporation dated March 20, 2012; and Personal Securities Trading Policy for Mellon Capital Management Corporation dated May 29, 2012, each incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(41)
Code of Conduct for Nicholas Investment Partners, L.P. dated September 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(42)
Code of Ethics for PineBridge Investments LLC, dated April 2012, incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

(43)
Code of Ethics for The Boston Company Asset Management LLC dated March 2013; and Personal Trading Policy for The Boston Company Asset Management LLC dated May 2012, each  incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed with the Securities and Exchange Commission on April 25, 2013.

	(44)	Code of Ethics for Curian Capital, LLC, dated January 29, 2013, attached hereto.

	(45)	Code of Ethics and Personal Dealing Policy for Ashmore EMM, dated September 2012, attached hereto.

(46)
Code of Ethics for BlackRock Financial Management, Inc. and BlackRock International Limited dated March 22,  2013; and Advisory Employee Investment Transaction Policy for BlackRock Financial Management, Inc. and BlackRock International Limited dated February 25, 2013, attached hereto.

	(47)	Code of Ethics for Dimensional Fund Advisors LP, dated October 23, 2012, attached hereto.

	(48)	Code of Ethics for DoubleLine Capital, LP, dated March 19, 2013, attached hereto.

	(49)	Code of Ethics for Fiduciary Asset Management Inc., dated April 30, 2013, attached hereto.

	(50)	Code of Ethics for Neuberger Berman Fixed Income LLC, dated January 2013, attached hereto.

	(51)	Code of Ethics for Pacific Investment Management Company LLC’s, dated January 2013, attached hereto.

	(52)	Code of Ethics for PineBridge Investments LLC, effective March 2010, amended January 2013, attached hereto.

	(53)	Code of Ethics for PPM America, Inc., version one dated January 31, 2013 and version two dated January 31, 2013, attached hereto.

	(54)	Code of Ethics for T. Rowe Price Associates, Inc. dated May 31, 2012, attached hereto.

	(55)	Code of Ethics for The London Company of Virginia, LLC, dated March 2013, attached hereto.

(56)
Code of Ethics for UBS Global Asset Management (Americas) Inc. dated January 7, 2013; and Insider Trading Policies and Procedures for UBS Global Asset Management (Americas) Inc. dated June 19, 2012, attached hereto.

	(57)	Code of Ethics for WCM Investment Management, dated December 31, 2012, attached hereto.

	(58)	Code of Ethics for Van Eck Associates Corporation, dated February 12, 2013, attached hereto.

Item 29. Persons controlled by or under Common Control with Registrant.

Curian Series Trust
JNL Series Trust
JNL Variable Fund LLC
JNL Investors Series Trust
JNL Strategic Income Fund LLC
Jackson National Separate Account I
Jackson National Separate Account III
Jackson National Separate Account IV
Jackson National Separate Account V
JNLNY Separate Account I
JNLNY Separate Account II
JNLNY Separate Account IV

Item 30. Indemnification.

Article IV of the Registrant’s Agreement and Declaration of Trust provides that each of its Trustees and Officers (including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (each, a “Covered Person”) shall be indemnified by the Registrant against all liabilities and expenses that may be incurred by reason of being or having been such a Covered Person, except that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article IV, Section 4.3 of the Registrant’s Agreement and Declaration of Trust provides the following:

(a)	Subject to the exceptions and limitations contained in paragraph (b) below:

(i)
every person who is, or has been, a Trustee, officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series (unless the Series was terminated prior to any such liability or claim being known to the Trustees, in which case such obligations, to the extent not satisfied out of the assets of a Series, the obligation shall be an obligation of the Trust), to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)
the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words “liability” and “expenses” shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Trustee or officer:

(i)
against any liability to the Trust, a Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(ii)
with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

(iii)
in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

		(A)	by the court or other body approving the settlement or other disposition;

(B)
based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (i) vote of a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees then in office act on the matter) or (ii) written opinion of independent legal counsel; or

		(C)	by a vote of a majority of the Shares outstanding and entitled to vote (excluding Shares owned of record or beneficially by such individual).

(c)
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust or any Series thereof other than Trustees and officers may be entitled by contract or otherwise under law.

(d)
Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust or a Series thereof prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

(i)
such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust or Series thereof shall be insured against losses arising out of any such advances; or

(ii)
a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Non-interested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a “Non-interested Trustee” is one who (i) is not an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) is not involved in the claim, action, suit or proceeding.

The foregoing indemnification arrangements are subject to the provisions of Section 17(h) of the Investment Company Act of 1940.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition to the above indemnification, Jackson National Life Insurance Company extends its indemnification of its own officers, directors and employees to cover such persons’ activities as officers, trustees or employees of the Registrant.

Item 31. Business and Other Connections of the Investment Adviser.

Incorporated herein by reference from the Prospectus and Statement of Additional Information relating to the Trust are the following: the description of the business of Curian Capital, LLC (“Curian Capital”) contained in the section entitled “Management of the Trust” of the Prospectus, and the biographical information pertaining to Messrs. Agostine, Bell, Contillo, Koors, O’Boyle, Oprins, Piszczek, Taylor, and Wetzel; and Mses. Bergandine, Buiter,  Burke, Crosser,  Eibergen, Gonzalez, and Rhee, contained in the section entitled “Trustees and Officers of the Trust” and the description of Curian Capital contained in the section entitled “Investment Adviser and Other Services” of the Statement of Additional Information.

Directors and Officers of Curian Capital:

NAME & ADDRESS	PRINCIPAL OCCUPATION

Jennifer Alabiso 7601 Technology Way Denver, Colorado, 80237	Assistant Vice President (08/13/2012 to present)

Christopher Baker 7601 Technology Way Denver, Colorado 80237	Vice President (11/19/2007 to present)

Michael Bell 7601 Technology Way Denver, Colorado 80237	President and Chief Executive Officer (12/19/2005 to present)

Holly Burke 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (08/09/2010 to present)

Gabriel Burstein 7601 Technology Way Denver, Colorado 80237	Vice President (02/01/2013 to present)

Richard Catts 7601 Technology Way Denver, Colorado 80237	Vice President (11/14/2011 to present)

Maura Collins 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Financial Officer (10/29/2010 to present)

Walt Czaicki 7601 Technology Way Denver, Colorado 80237	Vice President (10/17/2011 to present)

Lewis J. Dellarco Jr. 7601 Technology Way Denver, Colorado 80237	Vice President and Chief Compliance Officer (12/12/2008 to present)

Peter J. Eisenrich 7601 Technology Way Denver, Colorado 80237	Vice President (3/30/2010 to present)

James Ferrin 7601 Technology Way Denver, Colorado 80237	Vice President (8/13/2007 to present)

Jennifer Foss 7601 Technology Way Denver, Colorado 80237	Assistant Vice President ( 08/10/2009 to present)

Shannon Garcia 7601 Technology Way Denver, Colorado 80237	Vice President (12/19/2008 to present)

Matt Gelber 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/07/2013 to present)

James Gilmore 7601 Technology Way Denver, Colorado 80237	Vice President (11/04/2011 to present)

Mark Godfrey 7601 Technology Way Denver, Colorado 80237	Vice President (03/19/2012 to present)

Henry Halboth 7601 Technology Way Denver, Colorado 80237	Regional Vice President (01/28 to present)

William Harding 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Vice President(02/13/2013 to present)

Brian Hargreaves 7601 Technology Way Denver, Colorado 80237	Vice President (03/12/2012 to present)

Bonnie Howe 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/01/2012 to present) Vice President (12/19/2008 to 12/31/2011) General Counsel (12/19/2008 to present) Assistant Secretary (2/3/2010 to present)

Clifford J. Jack 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/1/2002 to present)

Keith Johnson 7601 Technology Way Denver, Colorado 80237	Vice President (12/30/2011 to present)

Susanne Leisy 7601 Technology Way Denver, Colorado 80237	Vice President (5/1/2012 to present)

Peter Lourdel 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/01/2008 to present)

Kristine Lowry 7601 Technology Way Denver, Colorado 80237	Vice President and Controller (01/14/2013 to present)

Kevin R. McIntosh 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (11/29/2010 to present)

Thomas J. Meyer 1 Corporate Way Lansing, Michigan 48951	Board of Managers (11/1/2002 to present) Secretary (12/31/2003 to present)

P. Chad Myers 1 Corporate Way Lansing, Michigan 48951	Board of Managers (02/16/2011 to present)

Pete Muckley 7601 Technology Way Denver, Colorado 80237	Vice President (1/1/2007 to present)

Mark D. Nerud 225 West Wacker Drive Suite 1200 Chicago, Illinois 60606	Board of Managers (01/01/2011 to present)

Tim Parkinson 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (09/07/2010 to present)

Clint Pekrul 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (01/04/2010 to present)

Mike Petko 7601 Technology Way Denver, Colorado 80237	Divisional Vice President (02/23/2011 to present)

Laura L. Prieskorn 7601 Technology Way Denver, Colorado 80237	Board of Managers (11/27/2012 to present)

Tricia Rieple 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (02/04/2013)

Chris Rosato 7601 Technology Way Denver, Colorado 80237	Senior Vice President (1/1/2007 to present)

Mark Schoenbeck 7601 Technology Way Denver, Colorado 80237	Senior Vice President (01/10/2011 to present)

Kathryn Santoro 7601 Technology Way Denver, Colorado 80237	Vice President (02/07/2013 to present)

Muhammad Shami 1 Corporate Way Lansing, Michigan 48951	Vice President (10/01/20111 to present)

John Smith 7601 Technology Way Denver, Colorado 80237	Vice President (02/27/2012 to present)

James R. Sopha 1 Corporate Way Lansing, Michigan 48951	Board of Managers (01/01/2011 to present)

Amy Tempkin 7601 Technology Way Denver, Colorado 80237	Vice President (5/7/2012 to present)

MarcVan Rijssen 7601 Technology Way Denver, Colorado 80237	Vice President (01/01/2013to present) Assistant Vice President (01/01/2011 to present)

Greg Verfaillie 7601 Technology Way Denver, Colorado 80237	Senior Vice President and National Sales Manager (10/31/2007 to present)

Shaye Wade 7601 Technology Way Denver, Colorado 80237	Assistant Vice President (07/02/2012 to present)

Thomas Wald 7601 Technology Way Denver, Colorado 80237	Vice President (08/20/2012 to present)

Bret Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President (03/30/2012 to present)

Steve Young 7601 Technology Way Denver, Colorado 80237	Senior Vice President and Chief Investment Officer (5/18/2005 to present)

Aberdeen Asset Managers Limited; AQR Capital Management, LLC; Ashmore EMM, L.L.C.; Baring International Investment Ltd.; BlackRock Financial Management, Inc.; BlackRock International Limited; Dimensional Fund Advisors L.P.; DoubleLine Capital LP; Eaton Vance Management; Epoch Investment Partners, Inc.; Fiduciary Asset Management LLC; Franklin Advisers, Inc.; Lazard Asset Management LLC; Mellon Capital Management Corporation; Neuberger Berman Fixed Income LLC; Nicholas Investment Partners, L.P.; Pacific Investment Management Company LLC; PineBridge Investments LLC; PPM America, Inc.; Schroder Investment Management North America Inc.; Schroder Investment Management North America Ltd.; T. Rowe Price Associates, Inc.; Templeton Asset Management Ltd.; The Boston Company Asset Management LLC; The London Company of Virginia, LLC; UBS Global Asset Management (Americas) Inc.; Urdang Securities Management, Inc.; Van Eck Associates Corporation; and WCM Investment Management, the sub-advisers and sub-sub-advisers of certain funds of the Trust, are primarily engaged in the business of rendering investment advisory services.  Reference is made to the most recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the sub-advisers and sub-sub-advisers and other required information:

SUB-ADVISERS/SUB-SUB-ADVISERS:	FILE NO.:

Aberdeen Asset Managers Limited	801-75074
AQR Capital Management, LLC	801-55543
Ashmore EMM, L.L.C.	801-31852
Baring International Investment Ltd.	801-15160
BlackRock Financial Management, Inc.	801-48433
BlackRock International Limited	801-51087
Dimensional Fund Advisors L.P.	801-16283
DoubleLine Capital L.P.	801-70942
Eaton Vance Management	801-15930
Epoch Investment Partners, Inc.	801-63118
Fiduciary Asset Management LLC	801-46751
Franklin Advisers, Inc.	801-26292
Lazard Asset Management LLC	801-61701
Mellon Capital Management Corporation	801-19785
Neuberger Berman Fixed Income LLC	801-61757
Nicholas Investment Partners, L.P.	801-66532
Pacific Investment Management Company LLC	801-48187
PPM America, Inc.	801-40783
PineBridge Investments LLC	801-18759
Schroder Investment Management North America Inc.	801-15834
Schroder Investment Management North America Ltd.	801-37163
T. Rowe Price Associates, Inc.	801-856
Templeton Asset Management Ltd.	801-46997
The Boston Company Asset Management LLC	801-6829
The London Company of Virginia, LLC	801-46604
UBS Global Asset Management (Americas) Inc.	801-34910
Urdang Securities Management, Inc.	801-51733
Van Eck Associates Corporation	801-21340
WCM Investment Management	801-11916

Item 32. Principal Underwriters.

(a)	Jackson National Life Distributors LLC acts as general distributor for the Registrant.

(b)	Directors and Officers of Jackson National Life Distributors LLC:

NAME AND BUSINESS ADDRESS:	POSITIONS AND OFFICERS WITH UNDERWRITER:

Ty Anderson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Stephen M. Ash 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Paul Ballain 7601 Technology Way Denver, CO 80237	Assistant Vice President

Lawrence Barredo 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mercedes Biretto 7601 Technology Way Denver, CO 80237	Vice President

James Bossert 7601 Technology Way Denver, CO 80237	Senior Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Assistant Vice President

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Bill J. Burrow 7601 Technology Way Denver, CO 80237	Senior Vice President

Mark Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Michelle L. Carroll 7601 Technology Way Denver, CO 80237	Assistant Vice President

Christopher Cord 7601 Technology Way Denver, CO 80237	Assistant Vice President

Greg Cicotte 7601 Technology Way Denver, CO 80237	Manager, President and Chief Executive Officer

Maura Collins 7601 Technology Way Denver, Colorado 80237	Executive Vice President, Chief Financial Officer and FinOp

Paul Fitzgerald 7601 Technology Way Denver, CO 80237	Senior Vice President

Megan (Wilson) Freedman 7601 Technology Way Denver, CO 80237	Assistant Vice President

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Assistant Secretary

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Kevin Grant 7601 Technology Way Denver, CO 80237	Senior Vice President

Patrick Halas 7601 Technology Way Denver, CO 80237	Assistant Vice President

Mona Hernandez 7601 Technology Way Denver, CO 80237	Assistant Vice President

Thomas Hurley 7601 Technology Way Denver, CO 80237	Senior Vice President

Clifford J. Jack 7601 Technology Way Denver, CO 80237	Manager

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Jim Livingston 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Doug Mantelli 7601 Technology Way Denver, CO 80237	Vice President

Tamu McCreary 7601 Technology Way Denver, CO 80237	Assistant Vice President

Timothy McDowell 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brook Meyer 6550 Carothers Parkway, Suite 170 Franklin, TN 37067	Vice President

Thomas J. Meyer 1 Corporate Way Lansing, MI 48951	Manger and Secretary

Jack Mishler 7601 Technology Way Denver, CO 80237	Senior Vice President

Bob Mitton 7601 Technology Way Denver, CO 80237	Assistant Vice President

Diane Montana 7601 Technology Way Denver, CO 80237	Assistant Vice President

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Manager

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Assistant Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Alison Reed 7601 Technology Way Denver, CO 80237	Senior Vice President

Traci Reiter 7601 Technology Way Denver, CO 80237	Assistant Vice President

Scott Romine 7601 Technology Way Denver, CO 80237	Executive Vice President, National Sales Manager

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Kathleen Schofield 7601 Technology Way Denver, CO 80237	Vice President

Michael Spindler 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Ryan Strauser 7601 Technology Way Denver, CO 80237	Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President and Controller

Katie Turner 7601 Technology Way Denver, CO 80237	Vice President

Mary Walensa 7601 Technology Way Denver, CO 80237	Assistant Vice President

Brad Whiting 7601 Technology Way Denver, CO 80237	Vice President

Matt Witulski 7601 Technology Way Denver, CO 80237	Assistant Vice President

Daniel Wright 7601 Technology Way Denver, CO 80237	Senior Vice President and Chief Compliance Officer

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Item 33. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 1 Corporate Way, Lansing, Michigan 48951; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606; certain accounts, books and other documents required to be maintained pursuant to Rule 31a-1(b)(4), (5), (6), (7), (9), (10), and (11) are in the physical possession of the Registrant at 7601 Technology Way, Denver, Colorado 80237; all other books, accounts and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017 or the sub-advisers of the Registrant.

Item 34. Management Services.

Not Applicable.

Item 35. Undertakings.

The Registrant shall undertake to file an amendment to this Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 15 and has duly caused this Post-Effective Amendment No. 15 to be signed on its behalf by the undersigned, duly authorized, in the City of Denver and the State of Colorado on the 14th day of June, 2013.

CURIAN VARIABLE SERIES TRUST

/s/ Michael A. Bell by Susan S. Rhee*
Michael A. Bell
President and Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Susan S. Rhee*	June 14 , 2013
David W. Agostine
Trustee

/s/ Michael A. Bell by Susan S. Rhee*	June 14, 2013
Michael A. Bell
President and Trustee

/s/ Gregory P. Contillo by Susan S. Rhee*	June 14, 2013
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Susan S. Rhee*	June 14, 2013
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel by Susan S. Rhee*	June 14, 2013
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors by Susan S. Rhee*	June 14, 2013
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Susan S. Rhee, Attorney In Fact

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of CURIAN VARIABLE SERIES TRUST (333-177369), a Massachusetts business trust, which has filed or will file with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and Investment Company Act of 1940, as amended, various Registration Statements and amendments thereto for the registration under said Acts of the sale of shares of beneficial interest of Curian Variable Series Trust, hereby constitute and appoint Susan S. Rhee, Bonnie Howe, Mark D. Nerud and Michael A. Bell, his attorney, with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities to approve and sign such Registration Statements and any and all amendments thereto and to file the same, with all exhibits thereto and other documents, granting unto said attorneys, each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have herewith set their names as of the dates set forth below.

/s/ David W. Agostine	January 1, 2013
David W. Agostine
Trustee

/s/ Michael A. Bell	January 1, 2013
Michael A. Bell
Trustee

/s/ Gregory P. Contillo	January 1, 2013
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor	January 1, 2013
Dylan E. Taylor
Trustee

/s/ Scot T. Wetzel	January 1, 2013
Scot T. Wetzel
Trustee

/s/ Daniel W. Koors	January 1, 2013
Daniel W. Koors
Treasurer and Chief Financial Officer (Principal Financial Officer)

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

(d)	(45)
Amendment dated March 25, 2013 to the Investment Sub-Advisory Agreement between Curian Capital, LLC and Mellon Capital Management Corporation dated December 19, 2011, attached hereto as EX99.28(d)(45).

(46)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Epoch Investment Partners, Inc. dated March 27, 2013 (for investment advisory services to Curian/Epoch Global Shareholder Yield Fund), effective March 27, 2013, attached hereto as EX99.28(d)(46).

(47)
Investment Sub-Advisory Agreement between Curian Capital, LLC and Fiduciary Asset Management, LLC, dated April 30, 2013 (for investment advisory services to Curian/FAMCO Flex Core Covered Call Fund), effective April 30, 2013, attached hereto as EX99.28(d)(47).

(e)	(4)	Amendment to Amended and Restated Distribution Agreement between Registrant and Jackson National Life Distributors LLC, dated February 12, 2013, effective April 29, 2013, attached hereto.

(i)		Opinion and Consent of Counsel, attached hereto as EX 99.28(i).

(p)	(44)	Code of Ethics for Curian Capital, LLC, dated January 29, 2013, attached hereto as EX99.28(p)(44).

	(45)	Code of Ethics and Personal Dealing Policy for Ashmore EMM, dated September 2012, attached hereto as EX99.28(p)(45).

(46)
Code of Ethics for BlackRock Financial Management, Inc. and BlackRock International Limited dated March 22,  2013; and Advisory Employee Investment Transaction Policy for BlackRock Financial Management, Inc. and BlackRock International Limited dated February 25, 2013, attached hereto as EX99.28(p)(46).

	(47)	Code of Ethics for Dimensional Fund Advisors LP, dated October 23, 2012, attached hereto as EX99.28(p)(47).

	(48)	Code of Ethics for DoubleLine Capital, LP, dated March 19, 2013, attached hereto as EX99.28(p)(48).

	(49)	Code of Ethics for Fiduciary Asset Management Inc., dated April 30, 2013, attached hereto as EX99.28(p)(49).

	(50)	Code of Ethics for Neuberger Berman Fixed Income LLC, dated January 2013, attached hereto as EX99.28(p)(50).

	(51)	Code of Ethics for Pacific Investment Management Company LLC’s, dated January 2013, attached hereto as EX99.28(p)(51).

	(52)	Code of Ethics for PineBridge Investments LLC, effective March 2010, amended January 2013, attached hereto as EX99.28(p)(52).

	(53)	Code of Ethics for PPM America, Inc., version one dated January 31, 2013 and version two dated January 31, 2013, attached hereto as EX99.28(p)(53).

	(54)	Code of Ethics for T. Rowe Price Associates, Inc. dated May 31, 2012, attached hereto as EX99.28(p)(54).

	(55)	Code of Ethics for The London Company of Virginia, LLC, dated March 2013, attached hereto as EX99.28(p)(55).

(56)
Code of Ethics for UBS Global Asset Management (Americas) Inc. dated January 7, 2013; and Insider Trading Policies and Procedures for UBS Global Asset Management (Americas) Inc. dated June 19, 2012, attached hereto as EX99.28(p)(56).

	(57)	Code of Ethics for WCM Investment Management, dated December 31, 2012, attached hereto as EX99.28(p)(57).

	(58)	Code of Ethics for Van Eck Associates Corporation, dated February 12, 2013, attached hereto as EX99.28(p)(58).